UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2008

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Semiannual Report February 29, 2008

EATON VANCE
MUNICIPALS
TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of February 29, 2008

TABLE OF CONTENTS

Investment Update	2

Morningstar RatingsTM	3

Fund Investment Updates
Alabama	4
Arkansas	5
Georgia	6
Kentucky	7
Louisiana	8
Maryland	9
Missouri	10
North Carolina	11
Oregon	12
South Carolina	13
Tennessee	14
Virginia	15

Fund Expenses	16

Financial Statements	23

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	123

Investment Management	126

Eaton Vance Municipals Funds as of February 29, 2008

INVESTMENT UPDATE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower rated obligations.

Economic and Market Conditions

Economic growth in the fourth quarter of 2007 measured 0.6%, following the 4.9% growth rate achieved in the third quarter, according to preliminary Commerce Department data reported in January 2008. The housing sector continued to struggle due to market concerns related to subprime mortgages. While the weaker dollar was having a beneficial effect on export-related industries, tourism, and U.S.-based multinational companies, there were signs that consumers were starting to curtail spending by February 29, 2008.

The Federal Reserve (the Fed) lowered its target for the Federal Funds Rate by 0.75% to 3.50% in an unscheduled meeting on January 22, 2008. In its statement, the Fed pointed to a weakening economic outlook, continued deterioration in broader financial market conditions and tighter credit for some businesses and households. The Fed further lowered the Federal Funds Rate to 3.00% in a scheduled meeting on January 30, 2008 noting considerable financial market stress and continued credit tightening. After the period, on March 18, 2008, the Fed again lowered the Federal Funds Rate to 2.25%, down from 5.25% since September 18, 2007, and it also lowered the Discount Rate – the rate charged to banks borrowing directly from the Fed to 2.50%, down from 6.25% since August 17, 2007. Management believes these moves were aimed at providing liquidity during this period of increased uncertainty and tighter credit conditions that first surfaced in August 2007.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Funds underperformed their benchmark, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged index of municipal bonds – during the six months ended February 29, 2008.(1) Management believes that much of the underperformance can be attributed to the broader-based credit scare that has shaken the fixed-income markets since August 2007, and led to a flight-to-quality bid in the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to mortgage-backed collateralized debt obligations (CDOs). More recently, the municipal bond market has been impacted by the downgrade of major municipal bond insurers due to their exposure to mortgage-related CDO debt. As a result of an active management style that focuses on income and longer call protection, the Funds generally hold longer-duration bonds. Accordingly, management believes that investor flight to shorter-maturity uninsured bonds from longer-maturity insured bonds resulted in the Funds’ relative underperformance for the period.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 119% as of February 29, 2008, with many individual bonds trading higher than 119%.(2) Management believes that this was the result of dislocation in the fixed-income marketplace caused by the subprime contagion fears, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued compared to Treasuries.

With this backdrop, Eaton Vance continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1)   It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2)          Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of February 29, 2008

MORNING STAR RATINGSTM

As of February 29, 2008

FUND	OVERALL	3-YEAR	5-YEAR	10-YEAR

ALABAMA MUNICIPALS FUND – CLASS A	***	**	***	***
Load waived	****	****	****	***
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

ARKANSAS MUNICIPALS FUND – CLASS A	**	*	***	***
Load waived	****	***	*****	****
MUNI SINGLE ESTATE INTERMEDIATE CATEGORY	284 FUNDS	284 FUNDS	281 FUNDS	221 FUNDS

GEORGIA MUNICIPALS FUND – CLASS A	**	*	**	***
Load waived	***	***	****	***
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

KENTUCKY MUNICIPALS FUND – CLASS A	**	**	**	**
Load waived	***	***	***	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

LOUISIANA MUNICIPALS FUND – CLASS A	***	**	***	***
Load waived	****	***	****	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

MARYLAND MUNICIPALS FUND – CLASS A	**	**	**	**
Load waived	***	***	***	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

MISSOURI MUNICIPALS FUND – CLASS A	***	*	***	***
Load waived	****	***	****	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

NORTH CAROLINA MUNICIPALS FUND – CLASS A	***	**	***	***
Load waived	****	****	****	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

OREGON MUNICIPALS FUND – CLASS A	***	**	***	***
Load waived	****	***	****	****
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

SOUTH CAROLINA MUNICIPALS FUND – CLASS A	***	*	***	***
Load waived	***	**	****	***
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

TENNESSEE MUNICIPALS FUND – CLASS A	**	*	**	***
Load waived	****	***	***	***
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

VIRGINIA MUNICIPALS FUND – CLASS A	**	*	*	**
Load waived	***	**	***	***
MUNI SINGLE STATE LONG CATEGORY	339 FUNDS	339 FUNDS	339 FUNDS	297 FUNDS

Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end sales load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front-end sales load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the Funds’ net asset values. For state municipal funds, a portion of income may be subject to federal, state and local tax; a portion may be subject to federal alternative minimum tax. Please see the Funds’ prospectus for more information. Consult your tax/legal advisor before making any tax-related investment decisions.

For information regarding each Fund’s performance, please refer to pages titled “Performance Information and Portfolio Composition” contained in this report.

Eaton Vance Alabama Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETALX	EVALX	ECALX

Average Annual Total Returns (at net asset value)
Six Months	-3.48%	-3.83%	-3.73%
One Year	-5.28	-6.01	-5.91
Five Years	2.76	2.02	N.A.
Ten Years	3.73	2.97	N.A.
Life of Fund†	4.16	4.38	-0.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-8.07%	-8.54%	-4.68%
One Year	-9.80	-10.54	-6.82
Five Years	1.77	1.68	N.A.
Ten Years	3.23	2.97	N.A.
Life of Fund†	3.80	4.38	-0.61

†Inception date: Class A: 12/7/93; Class B: 5/01/92; Class C: 3/21/06

Total Annual
Operating Expenses (2),*	Class A	Class B	Class C
Expense Ratio	0.91%	1.66%	1.66%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.38%	3.57%	3.57%
Taxable-Equivalent Distribution Rate(3),(4)	7.09	5.78	5.78
SEC 30-day Yield(5)	3.75	3.13	3.16
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.07	5.07	5.12

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Alabama Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.11%
One Year	-3.54
Five Years	2.50
Ten Years	3.60

Portfolio Manager: William H. Ahern, CFA

Rating Distribution**,(8)

By total investments

**          The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	78.3%
AA	4.9%
A	9.9%
BBB	4.0%
B	0.9%
CCC	1.8%
Not Rated	0.2%

Fund Statistics(9)

• Number of Issues:	54
• Average Maturity:	20.8 years
• Average Effective Maturity:	16.4 years
• Average Call Protection:	7.2 years
• Average Dollar Price:	$93.31

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.16% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Alabama Municipal Debt Funds Classification contained 13, 13, 9 and 7 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Arkansas Municipals Fund as of February y 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETARX	EVARX	ECARX

Average Annual Total Returns (at net asset value)
Six Months	-6.23%	-6.59%	-6.60%
One Year	-8.28	-8.97	-8.98
Five Years	2.53	1.76	N.A.
Ten Years	3.72	2.94	N.A.
Life of Fund†	4.12	4.11	-1.80

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.64%	-11.18%	-7.52%
One Year	-12.67	-13.36	-9.86
Five Years	1.54	1.43	N.A.
Ten Years	3.21	2.94	N.A.
Life of Fund†	3.76	4.11	-1.80

†Inception date: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.95%	1.70%	1.70%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.84%	4.02%	4.02%
Taxable-Equivalent Distribution Rate(3),(4)	8.01	6.65	6.65
SEC 30-day Yield(5)	4.20	3.61	3.62
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.95	5.97	5.99

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.06%
One Year	-3.06
Five Years	2.31
Ten Years	3.46

Portfolio Manager: Adam Weigold, CFA

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA.

AAA	64.8%
AA	8.9%
A	13.0%
BBB	8.5%
B	1.2%
CCC	1.7%
Not Rated	1.9%

Fund Statistics(9)

• Number of Issues:	77
• Average Maturity:	20.8 years
• Average Effective Maturity:	18.8 years
• Average Call Protection:	8.7 years
• Average Dollar Price:	$91.93

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.20% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 74, 74, 71 and 52 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 11 to the Fund’s financial statements.

Eaton Vance Georgia Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETGAX	EVGAX	ECGAX

Average Annual Total Returns (at net asset value)
Six Months	-6.00%	-6.36%	-6.46%
One Year	-8.23	-8.95	-9.04
Five Years	2.38	1.62	N.A.
Ten Years	3.49	2.72	N.A.
Life of Fund†	3.76	3.92	-2.20

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.51%	-10.96%	-7.38%
One Year	-12.62	-13.35	-9.92
Five Years	1.39	1.28	N.A.
Ten Years	2.99	2.72	N.A.
Life of Fund†	3.40	3.92	-2.20

†Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.05%	1.80%	1.80%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.71%	3.88%	3.88%
Taxable-Equivalent Distribution Rate(3),(4)	7.71	6.35	6.35
SEC 30-day Yield(5)	3.94	3.33	3.51
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.45	5.45	5.74

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Georgia Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.19%
One Year	-3.52
Five Years	2.13
Ten Years	3.55

Portfolio Manager: Adam Weigold, CFA

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	60.7%
AA	18.5%
A	12.8%
BBB	3.6%
BB	0.6%
B	0.8%
CCC	1.3%
Not Rated	1.7%

Fund Statistics(9)

• Number of Issues:	81
• Average Maturity:	22.0 years
• Average Effective Maturity:	20.6 years
• Average Call Protection:	10.0 years
• Average Dollar Price:	$94.68

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.29% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 27, 27, 26 and 22 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Kentucky Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETKYX	EVKYX	ECKYX

Average Annual Total Returns (at net asset value)
Six Months	-4.09%	-4.43%	-4.43%
One Year	-5.29	-5.94	-5.94
Five Years	2.11	1.39	N.A.
Ten Years	3.27	2.53	N.A.
Life of Fund†	3.74	3.93	-1.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-8.67%	-9.12%	-5.37%
One Year	-9.77	-10.48	-6.85
Five Years	1.13	1.06	N.A.
Ten Years	2.77	2.53	N.A.
Life of Fund†	3.39	3.93	-1.08

†Inception date: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.84%	1.59%	1.59%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.60%	3.76%	3.76%
Taxable-Equivalent Distribution Rate(3),(4)	7.53	6.15	6.15
SEC 30-day Yield(5)	3.98	3.38	3.39
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.51	5.53	5.55

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Kentucky Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.17%
One Year	-3.44
Five Years	2.24
Ten Years	3.48

Portfolio Manager: Adam Weigold, CFA

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	69.4%
AA	14.0%
A	5.2%
BBB	6.2%
BB	0.4%
Not Rated	4.8%

Fund Statistics(9)

• Number of Issues:	47
• Average Maturity:	18.5 years
• Average Effective Maturity:	15.0 years
• Average Call Protection:	6.8 years
• Average Dollar Price:	$87.49

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.06% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kentucky Municipal Debt Funds Classification contained 18, 18, 17 and 11 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Louisiana Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETLAX	EVLAX	ELACX

Average Annual Total Returns (at net asset value)
Six Months	-5.58%	-5.93%	N.A.
One Year	-7.50	-8.16	N.A.
Five Years	2.70	1.95	N.A.
Ten Years	3.80	3.03	N.A.
Life of Fund†	4.21	4.18	-6.98%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.05%	-10.55%	N.A.
One Year	-11.87	-12.58	N.A.
Five Years	1.70	1.61	N.A.
Ten Years	3.29	3.03	N.A.
Life of Fund†	3.85	4.18	-7.90%

†Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 12/4/07

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.98%	1.73%	1.73%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.81%	3.97%	3.97%
Taxable-Equivalent Distribution Rate(3),(4)	7.87	6.50	6.50
SEC 30-day Yield(5)	4.35	3.76	3.75
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.12	6.15	6.14

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Louisiana Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.60%
One Year	-3.07
Five Years	2.32
Ten Years	3.61

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	71.5%
A	15.6%
BBB	11.0%
BB	0.2%
Non-Rated	1.7%

Fund Statistics(9)

• Number of Issues:	54
• Average Maturity:	23.1 years
• Average Effective Maturity:	20.5 years
• Average Call Protection:	7.4 years
• Average Dollar Price:	$89.17

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.26% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Louisiana Municipal Debt Funds Classification contained 13, 13, 13 and 11 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Maryland Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION  AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETMDX	EVMYX	ECMDX

Average Annual Total Returns (at net asset value)
Six Months	-5.03%	-5.30%	-5.30%
One Year	-7.88	-8.54	-8.45
Five Years	2.08	1.35	N.A.
Ten Years	3.24	2.47	N.A.
Life of Fund†	3.80	4.02	-1.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.53%	-9.95%	-6.23%
One Year	-12.29	-12.94	-9.33
Five Years	1.09	1.01	N.A.
Ten Years	2.74	2.47	N.A.
Life of Fund†	3.45	4.02	-1.61

†Inception date: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.19%	1.94%	1.94%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.86%	4.03%	4.03%
Taxable-Equivalent Distribution Rate(3),(4)	7.91	6.56	6.56
SEC 30-day Yield(5)	4.10	3.52	3.50
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.68	5.73	5.70

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Maryland Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-1.97%
One Year	-3.61
Five Years	2.21
Ten Years	3.55

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA.

AAA	47.1%
AA	18.0%
A	21.4%
BBB	6.4%
BB	0.3%
Non-Rated	6.8%

Fund Statistics(9)

• Number of Issues:	73
• Average Maturity:	24.3 years
• Average Effective Maturity:	19.6 years
• Average Call Protection:	9.1 years
• Average Dollar Price:	$95.33

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.41% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.58% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 40, 40, 35 and 26 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Missouri Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION  AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETMOX	EVMOX	ECMOX

Average Annual Total Returns (at net asset value)
Six Months	-5.46%	-5.77%	-5.86%
One Year	-7.97	-8.63	-8.64
Five Years	2.40	1.66	N.A.
Ten Years	3.72	2.93	N.A.
Life of Fund†	4.26	4.53	-2.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.99%	-10.40%	-6.79%
One Year	-12.35	-13.05	-9.52
Five Years	1.42	1.33	N.A.
Ten Years	3.21	2.93	N.A.
Life of Fund†	3.91	4.53	-2.00

†Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.92%	1.67%	1.67%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.61%	3.79%	3.79%
Taxable-Equivalent Distribution Rate(3),(4)	7.55	6.20	6.20
SEC 30-day Yield(5)	4.16	3.56	3.56
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.81	5.83	5.83

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Missouri Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.48%
One Year	-4.07
Five Years	2.34
Ten Years	3.71

Portfolio Manager: Cynthia J. Clemson

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	71.1%
AA	9.1%
A	10.1%
BBB	4.9%
B	1.1%
Not Rated	3.7%

Fund Statistics(9)

• Number of Issues:	93
• Average Maturity:	20.3 years
• Average Effective Maturity:	18.2 years
• Average Call Protection:	9.1 years
• Average Dollar Price:	$91.20

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.17% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 18, 18, 17 and 15 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance North Carolina Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETNCX	EVNCX	ECNCX

Average Annual Total Returns (at net asset value)
Six Months	-4.62%	-5.03%	-5.03%
One Year	-5.83	-6.64	-6.55
Five Years	2.31	1.57	N.A.
Ten Years	3.40	2.64	N.A.
Life of Fund†	3.80	3.99	-0.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.18%	-9.70%	-5.96%
One Year	-10.28	-11.15	-7.45
Five Years	1.31	1.23	N.A.
Ten Years	2.90	2.64	N.A.
Life of Fund†	3.44	3.99	-0.56

†Inception date: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.35%	2.10%	2.09%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.62%	3.80%	3.80%
Taxable-Equivalent Distribution Rate(3),(4)	7.73	6.35	6.35
SEC 30-day Yield(5)	3.84	3.25	3.26
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.42	5.43	5.45

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper North Carolina Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.50%
One Year	-4.09
Five Years	2.19
Ten Years	3.53

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	54.4%
AA	28.6%
A	9.5%
BBB	6.9%
Not Rated	0.6%

Fund Statistics(9)

• Number of Issues:	72
• Average Maturity:	19.5 years
• Average Effective Maturity:	15.5 years
• Average Call Protection:	7.2 years
• Average Dollar Price:	$94.03

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.58% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.20% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 31, 31, 25 and 23 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Oregon Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETORX	EVORX	ECORX

Average Annual Total Returns (at net asset value)
Six Months	-7.01%	-7.38%	-7.37%
One Year	-9.33	-10.11	-10.10
Five Years	2.37	1.61	N.A.
Ten Years	3.52	2.73	N.A.
Life of Fund†	3.81	4.08	-2.35

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.41%	-11.93%	-8.28%
One Year	-13.60	-14.44	-10.97
Five Years	1.37	1.28	N.A.
Ten Years	3.02	2.73	N.A.
Life of Fund†	3.45	4.08	-2.35

†Inception date: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.25%	2.00%	2.00%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.99%	4.14%	4.14%
Taxable-Equivalent Distribution Rate(3),(4)	8.44	7.00	7.00
SEC 30-day Yield(5)	4.35	3.76	3.75
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.35	6.36	6.34

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Oregon Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.11%
One Year	-3.11
Five Years	2.56
Ten Years	3.69

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution**,(8)

By total investments

**The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA.

AAA	54.0%
AA	27.5%
A	8.6%
BBB	1.5%
B	2.9%
CCC	1.1%
Not Rated	4.4%

Fund Statistics(9)

• Number of Issues:	98
• Average Maturity:	21.8 years
• Average Effective Maturity:	17.4 years
• Average Call Protection:	8.9 years
• Average Dollar Price:	$88.57

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.47% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 40.85% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Oregon Municipal Debt Funds Classification contained 16, 16, 15 and 14 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance South Carolina Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	EASCX	EVSCX	ECSCX

Average Annual Total Returns (at net asset value)
Six Months	-9.18%	-9.49%	-9.39%
One Year	-12.43	-13.02	-12.93
Five Years	2.47	1.74	N.A.
Ten Years	3.49	2.71	N.A.
Life of Fund†	3.91	3.89	-2.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-13.46%	-13.93%	-10.28%
One Year	-16.57	-17.22	-13.77
Five Years	1.48	1.40	N.A.
Ten Years	2.98	2.71	N.A.
Life of Fund†	3.55	3.89	-2.86

†Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.21%	1.96%	1.96%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.95%	4.11%	4.11%
Taxable-Equivalent Distribution Rate(3),(4)	8.19	6.80	6.80
SEC 30-day Yield(5)	5.03	4.43	4.43
Taxable-Equivalent SEC 30-day Yield(4),(5)	8.32	7.33	7.33

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Other States Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.06%
One Year	-3.06
Five Years	2.31
Ten Years	3.46

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution**,(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	65.6%
AA	8.0%
A	14.3%
BBB	10.3%
CCC	0.3%
Not Rated	1.5%

Fund Statistics(9)

• Number of Issues:	89
• Average Maturity:	23.2 years
• Average Effective Maturity:	20.2 years
• Average Call Protection:	8.7 years
• Average Dollar Price:	$91.13

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.45% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 74, 74, 71 and 52 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Tennessee Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETTNX	EVTNX	ECTNX

Average Annual Total Returns (at net asset value)
Six Months	-5.37%	-5.80%	-5.81%
One Year	-7.48	-8.18	-8.19
Five Years	2.05	1.30	N.A.
Ten Years	3.63	2.85	N.A.
Life of Fund†	4.04	4.17	-1.83

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.91%	-10.43%	-6.74%
One Year	-11.90	-12.62	-9.08
Five Years	1.06	0.96	N.A.
Ten Years	3.12	2.85	N.A.
Life of Fund†	3.68	4.17	-1.83

†Inception date: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	0.96%	1.71%	1.70%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.64%	3.83%	3.83%
Taxable-Equivalent Distribution Rate(3),(4)	7.59	6.27	6.27
SEC 30-day Yield(5)	3.82	3.21	3.21
Taxable-Equivalent SEC 30-day Yield(4),(5)	6.25	5.25	5.25

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Tennessee Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.29%
One Year	-3.44
Five Years	2.57
Ten Years	3.72

Portfolio Manager: Adam Weigold, CFA

Rating Distribution**,(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA+.

AAA	68.7%
AA	15.6%
A	7.5%
BBB	4.4%
B	0.9%
Not Rated	2.9%

Fund Statistics(9)

• Number of Issues:	69
• Average Maturity:	19.7 years
• Average Effective Maturity:	16.7 years
• Average Call Protection:	8.2 years
• Average Dollar Price:	$92.37

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Tennessee Municipal Debt Funds Classification contained 11, 11, 10 and 10 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Virginia Municipals Fund as of February 29, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C
Share Class Symbol	ETVAX	EVVAX	ECVAX

Average Annual Total Returns (at net asset value)
Six Months	-7.03%	-7.40%	-7.49%
One Year	-10.90	-11.55	-11.64
Five Years	1.90	1.15	N.A.
Ten Years	3.29	2.52	N.A.
Life of Fund†	3.75	4.13	-2.90

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.42%	-11.95%	-8.40%
One Year	-15.11	-15.82	-12.49
Five Years	0.91	0.82	N.A.
Ten Years	2.79	2.52	N.A.
Life of Fund†	3.39	4.13	-2.90

†Inception date: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06

Total Annual
Operating Expenses(2),*	Class A	Class B	Class C

Expense Ratio	1.35%	2.10%	2.10%

*Source: Prospectus dated 12/1/07.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(3)	4.86%	4.04%	4.04%
Taxable-Equivalent Distribution Rate(3),(4)	7.93	6.59	6.59
SEC 30-day Yield(5)	4.47	3.71	3.71
Taxable-Equivalent SEC 30-day Yield(4),(5)	7.30	6.06	6.06

Index Performance(6)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	-0.60%
One Year	-1.17
Five Years	3.35
Ten Years	4.71

Lipper Averages(7)

Lipper Virginia Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	-2.47%
One Year	-4.36
Five Years	2.38
Ten Years	3.61

Portfolio Manager: Adam Weigold, CFA

Rating Distribution**,(8)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund's financial statements. Absent such securities, the Fund’s rating distribution at 2/29/08, is as follows, and the average rating is AA.

AAA	54.4%
AA	13.0%
A	18.9%
BBB	9.2%
BB	0.3%
Not Rated	4.2%

Fund Statistics(9)

• Number of Issues:	75
• Average Maturity:	23.4 years
• Average Effective Maturity:	20.6 years
• Average Call Protection:	9.5 years
• Average Dollar Price:	$95.73

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) Includes interest expense of 0.57% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figure assumes a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 37, 37, 33 and 28 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Eaton Vance Municipals Funds as of February 29, 2008

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 – February 29, 2008).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$965.20	$4.35
Class B	$1,000.00	$961.70	$8.00
Class C	$1,000.00	$962.70	$8.05
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.47
Class B	$1,000.00	$1,016.70	$8.22
Class C	$1,000.00	$1,016.70	$8.27

* Expenses are equal to the Fund's annualized expense ratio of 0.89% for Class A shares, 1.64% for Class B shares and 1.65% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Municipals Funds as of February 29, 2008

FUND EXPENSES CONT'D

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$937.70	$4.34
Class B	$1,000.00	$934.10	$7.93
Class C	$1,000.00	$934.00	$7.93
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.52
Class B	$1,000.00	$1,016.70	$8.27
Class C	$1,000.00	$1,016.70	$8.27

* Expenses are equal to the Fund's annualized expense ratio of 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$940.00	$4.68
Class B	$1,000.00	$936.40	$8.28
Class C	$1,000.00	$935.40	$8.28
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.87
Class B	$1,000.00	$1,016.30	$8.62
Class C	$1,000.00	$1,016.30	$8.62

* Expenses are equal to the Fund's annualized expense ratio of 0.97% for Class A shares, 1.72% for Class B shares and 1.72% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Municipals Funds as of February 29, 2008

FUND EXPENSES CONT'D

Eaton Vance Kentucky Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$959.10	$3.85
Class B	$1,000.00	$955.70	$7.49
Class C	$1,000.00	$955.70	$7.49
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.97
Class B	$1,000.00	$1,017.20	$7.72
Class C	$1,000.00	$1,017.20	$7.72

* Expenses are equal to the Fund's annualized expense ratio of 0.79% for Class A shares, 1.54% for Class B shares and 1.54% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period (9/1/07 – 2/29/08)
Actual*
Class A	$1,000.00	$944.20	$4.11
Class B	$1,000.00	$940.70	$7.72
Class C	$1,000.00	$930.20	$3.90

*  Class C shares had not commenced operations as of September 1, 2007. Actual expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares and 1.68% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 for Class A and B (to reflect the one-half year period) and by 88/366 for Class C (to reflect the period from commencement of operations on December 4, 2007 to February 29, 2008). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007 for Class A and B shares and at the opening of business on December 4, 2007 for Class C shares.

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.27
Class B	$1,000.00	$1,016.90	$8.02
Class C	$1,000.00	$1,016.50	$8.42

**  Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares and 1.68% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Municipals Funds as of February 29, 2008

FUND EXPENSES CONT'D

Eaton Vance Maryland Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$949.70	$5.43
Class B	$1,000.00	$947.00	$9.05
Class C	$1,000.00	$947.00	$9.10
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.62
Class B	$1,000.00	$1,015.60	$9.37
Class C	$1,000.00	$1,015.50	$9.42

* Expenses are equal to the Fund's annualized expense ratio of 1.12% for Class A shares, 1.87% for Class B shares and 1.88% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$945.40	$4.21
Class B	$1,000.00	$942.30	$7.82
Class C	$1,000.00	$941.40	$7.87
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.37
Class B	$1,000.00	$1,016.80	$8.12
Class C	$1,000.00	$1,016.80	$8.17

* Expenses are equal to the Fund's annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Municipals Funds as of February 29, 2008

FUND EXPENSES CONT'D

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$953.80	$5.78
Class B	$1,000.00	$949.70	$9.40
Class C	$1,000.00	$949.70	$9.36
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.97
Class B	$1,000.00	$1,015.20	$9.72
Class C	$1,000.00	$1,015.30	$9.67

* Expenses are equal to the Fund's annualized expense ratio of 1.19% for Class A shares, 1.94% for Class B shares and 1.93% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$929.90	$4.85
Class B	$1,000.00	$926.20	$8.43
Class C	$1,000.00	$926.30	$8.43
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.07
Class B	$1,000.00	$1,016.10	$8.82
Class C	$1,000.00	$1,016.10	$8.82

* Expenses are equal to the Fund's annualized expense ratio of 1.01% for Class A shares, 1.76% for Class B shares and 1.76% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Municipals Funds as of February 29, 2008

FUND EXPENSES CONT'D

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$908.20	$5.03
Class B	$1,000.00	$905.10	$8.57
Class C	$1,000.00	$906.10	$8.58
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.32
Class B	$1,000.00	$1,015.90	$9.07
Class C	$1,000.00	$1,015.90	$9.07

* Expenses are equal to the Fund's annualized expense ratio of 1.06% for Class A shares, 1.81% for Class B shares and 1.81% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$946.30	$4.26
Class B	$1,000.00	$942.00	$7.92
Class C	$1,000.00	$941.90	$7.92
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.42
Class B	$1,000.00	$1,016.70	$8.22
Class C	$1,000.00	$1,016.70	$8.22

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.64% for Class B shares and 1.64% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Municipals Funds as of February 29, 2008

FUND EXPENSES CONT'D

Eaton Vance Virginia Municipals Fund

	Beginning Account Value (9/1/07)	Ending Account Value (2/29/08)	Expenses Paid During Period* (9/1/07 – 2/29/08)
Actual
Class A	$1,000.00	$929.70	$5.90
Class B	$1,000.00	$926.00	$9.48
Class C	$1,000.00	$925.10	$9.48
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.17
Class B	$1,000.00	$1,015.00	$9.92
Class C	$1,000.00	$1,015.00	$9.92

* Expenses are equal to the Fund's annualized expense ratio of 1.23% for Class A shares, 1.98% for Class B shares and 1.98% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2007.

Eaton Vance Alabama Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 5.8%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,354,637
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,084,960
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	855,388
		$3,294,985
General Obligations — 2.0%
$1,125	Huntsville, 5.25%, 5/1/31	$1,118,947
		$1,118,947
Hospital — 6.5%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,584,844
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	731,730
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	377,208
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	985,880
		$3,679,662
Industrial Development Revenue — 5.7%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$497,184
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,013,960
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	719,580
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,017,479
		$3,248,203
Insured-Education — 14.9%
$3,000	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$1,928,070
2,000	Alabama State University, (XLCA), 4.625%, 8/1/36	1,768,080
750	Auburn University, (MBIA), 5.00%, 6/1/26	734,647
1,110	Montgomery, Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,080,496
4,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	2,949,435
		$8,460,728

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 2.5%
$1,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	$952,010
525	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	457,894
		$1,409,904
Insured-Escrowed / Prerefunded — 14.9%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33(2)	$2,706,375
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	481,196
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	600,144
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	486,603
1,000	Huntsville, Health Care Authority, (MBIA), Prerefunded to 5/14/12, 5.40%, 6/1/22	1,091,390
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,241,764
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	525,441
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	340,567
		$8,473,480
Insured-General Obligations — 12.4%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,456,920
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	1,959,000
1,000	Homewood, (FSA), 4.25%, 9/1/31	845,540
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	474,445
1,000	Pell City, (XLCA), 5.00%, 2/1/24	952,460
700	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(3)(4)	782,061
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	565,852
		$7,036,278
Insured-Hospital — 7.4%
$3,000	Birmingham, Care Facility Financing Authority, (Children's Hospital), (AMBAC), 5.00%, 6/1/32	$2,819,250
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,395,000
		$4,214,250

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 6.3%
$1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	$1,096,838
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	476,360
1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24	1,219,272
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	794,655
		$3,587,125
Insured-Special Tax Revenue — 1.9%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,075,199
		$1,075,199
Insured-Transportation — 4.4%
$750	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$658,140
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	669,760
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,164,464
		$2,492,364
Insured-Utilities — 1.6%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$927,510
		$927,510
Insured-Water and Sewer — 12.0%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$1,997,770
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	702,008
550	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	594,737
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	220,906
1,340	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	1,120,977
1,000	Opelika, Water Works Board Utility Revenue, (FSA), 5.125%, 6/1/31	980,610
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,204,919
		$6,821,927

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 0.8%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$485,365
		$485,365
Special Tax Revenue — 1.3%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$730,499
		$730,499
Total Tax-Exempt Investments — 100.4% (identified cost $58,597,931)		$57,056,426
Other Assets, Less Liabilities — (0.4)%		$(215,770)
Net Assets — 100.0%		$56,840,656

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 78.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 28.1% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $782,061 or 1.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.5%
Principal Amount (000's omitted)	Security	Value
Education — 1.5%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$908,340
		$908,340
Electric Utilities — 1.2%
$250	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25(1)(2)	$197,680
750	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37(1)(2)	535,545
		$733,225
Escrowed / Prerefunded — 2.2%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$539,845
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	781,080
		$1,320,925
General Obligations — 5.4%
$750	Arkansas, 4.75%, 6/1/29	$703,170
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,182,647
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	313,477
		$3,199,294
Hospital — 4.8%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$773,264
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	1,021,240
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	251,947
785	Pulaski County, (Children's Hospital), 5.25%, 3/1/16	791,751
		$2,838,202
Housing — 5.5%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$417,530
245	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), 5.05%, 7/1/31	222,514

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$1,475	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	$1,275,993
950	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	864,519
115	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	116,899
420	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	409,895
		$3,307,350
Industrial Development Revenue — 8.2%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$416,956
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,153,200
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	673,815
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	255,380
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	991,610
475	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	392,150
		$4,883,111
Insured-Education — 17.0%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$945,760
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	981,540
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,189,625
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,038,845
500	University of Arkansas, (AMBAC), 5.00%, 12/1/30	474,565
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	946,100
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	712,177
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	483,195
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	948,230
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,436,025
		$10,156,062

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 2.1%
$160	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$166,250
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,113,180
		$1,279,430
Insured-Escrowed / Prerefunded — 4.3%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$565,250
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(3)	1,599,430
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	424,906
		$2,589,586
Insured-General Obligations — 2.2%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$314,455
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	497,910
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	493,618
		$1,305,983
Insured-Health-Miscellaneous — 1.5%
$370	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$370,437
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	509,520
		$879,957
Insured-Hospital — 8.0%
$1,140	Heber Springs, Hospital and Health Care Facilities Board,(Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,049,963
1,500	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/30	1,410,420
2,065	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/35	1,939,944
370	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	370,792
		$4,771,119

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 2.9%
$1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$970,620
720	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	731,563
		$1,702,183
Insured-Other Revenue — 3.8%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$387,340
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	651,770
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	771,845
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	474,200
		$2,285,155
Insured-Special Tax Revenue — 6.5%
$675	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$601,519
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	982,410
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	115,720
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	331,709
1,070	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	118,246
7,500	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	780,450
1,695	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	166,161
785	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	786,499
		$3,882,714
Insured-Transportation — 2.9%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$1,178,244
600	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	560,724
		$1,738,968
Insured-Utilities — 4.6%
$2,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 3/1/36	$2,777,420
		$2,777,420

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 8.9%
$665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$630,959
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	471,785
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	498,090
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,147,737
500	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	459,305
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/37	716,543
1,500	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,418,910
		$5,343,329
Special Tax Revenue — 5.1%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,291,280
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	735,008
		$3,026,288
Transportation — 0.8%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$457,565
		$457,565
Water and Sewer — 2.1%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22(4)	$1,001,130
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	270,048
		$1,271,178
Total Tax-Exempt Investments — 101.5% (identified cost $64,849,904)		$60,657,384
Other Assets, Less Liabilities — (1.5)%		$(895,312)
Net Assets — 100.0%		$59,762,072

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 63.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 34.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $733,225 or 1.2% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.2%
Principal Amount (000's omitted)	Security	Value
Education — 5.1%
$2,000	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,722,780
1,000	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	898,220
1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,449,405
		$4,070,405
Electric Utilities — 1.1%
$665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$418,724
150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25(1)(2)	118,608
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37(1)(2)	321,327
		$858,659
Escrowed / Prerefunded — 3.9%
$800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$902,072
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 5/15/11, 5.50%, 5/15/31	1,066,300
45	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	36,363
500	Gwinnett County, Water and Sewer Authority, Prerefunded to 8/1/12, 5.25%, 8/1/24	538,795
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), Prerefunded to 9/1/14, 5.625%, 9/1/30	560,830
		$3,104,360
General Obligations — 7.0%
$230	Alpharetta, 6.50%, 5/1/10	$239,366
2,000	Georgia, 1.00%, 3/1/26	998,060
500	Georgia, 2.00%, 12/1/23	330,580
3,095	Paulding County, 5.00%, 2/1/33	2,967,238
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,082,530
		$5,617,774

Principal Amount (000's omitted)	Security	Value
Hospital — 0.5%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$442,575
		$442,575
Housing — 3.0%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$861,470
1,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	910,560
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	600,156
		$2,372,186
Industrial Development Revenue — 10.4%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28(3)	$1,948,580
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	687,267
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,043,890
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), 5.00%, 4/1/33	818,190
750	Effingham County, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	651,705
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,077,837
1,000	Savannah Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	939,480
920	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	921,380
225	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	185,755
		$8,274,084
Insured-Education — 8.0%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$925,830
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	878,970
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,422,750
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,412,385
2,000	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,790,800
		$6,430,735

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 6.8%
$685	Georgia Municipal Electric Power Authority, (MBIA), 0.00%, 1/1/12	$536,608
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,242,155
750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	713,422
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	961,470
		$5,453,655
Insured-Escrowed / Prerefunded — 2.0%
$1,500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(4)	$1,618,080
		$1,618,080
Insured-General Obligations — 4.1%
$660	Fayette County, School District, (FSA), 0.00%, 3/1/25	$548,130
1,325	Gilmer County, (XLCA), 5.00%, 4/1/32	1,257,398
900	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(1)(2)	1,005,507
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	493,618
		$3,304,653
Insured-Hospital — 3.2%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/32	$1,084,923
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,032,830
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.288%, 8/1/10(1)(5)	410,652
		$2,528,405
Insured-Housing — 0.4%
$380	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$327,868
		$327,868
Insured-Industrial Development Revenue — 0.9%
$765	Monroe County Development Authority, (Georgia Power Co.), (AMBAC), 4.90%, 7/1/36	$702,706
		$702,706

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.7%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$904,030
750	Atlanta, Public Safety and Judicial Facilities Authority, (Public Safety Facility), (FSA), 5.00%, 12/1/26	732,105
991	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	913,316
1,200	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,219,272
		$3,768,723
Insured-Other Revenue — 1.7%
$1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,378,050
		$1,378,050
Insured-Special Tax Revenue — 3.7%
$1,000	George L. Smith, (Georgia World Congress Center- Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$1,002,640
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	780,200
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,178,892
		$2,961,732
Insured-Transportation — 11.6%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$728,700
2,000	Atlanta, Airport Passenger Facility Charge, (FSA), 5.00%, 1/1/34	1,878,500
500	Atlanta, Airport Revenue, (FGIC), 5.625%, 1/1/25	479,740
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,116,240
2,000	Metropolitan Atlanta Rapid Transit Authority, (FGIC), 5.25%, 7/1/32	2,010,820
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	1,747,729
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	435,825
900	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	841,086
		$9,238,640

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 16.0%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$1,116,304
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,898,300
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	471,435
1,250	Augusta, Water and Sewer (FSA), 5.00%, 10/1/30	1,207,275
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	1,931,300
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,129,529
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	1,021,460
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,022,530
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,014,320
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,048,850
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	950,870
		$12,812,173
Lease Revenue / Certificates of Participation — 1.2%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$949,980
		$949,980
Other Revenue — 1.1%
$1,000	Main Street National Gas Inc., 5.00%, 3/15/22	$866,500
		$866,500
Special Tax Revenue — 2.3%
$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,821,737
		$1,821,737
Transportation — 0.3%
$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$211,983
		$211,983

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 4.2%
$1,500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	$1,429,020
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	1,891,280
		$3,320,300
Total Tax-Exempt Investments — 103.2% (identified cost $87,263,003)		$82,435,963
Other Assets, Less Liabilities — (3.2)%		$(2,532,501)
Net Assets — 100.0%		$79,903,462

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 61.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 21.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,856,094 or 2.3% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.7%
Principal Amount (000's omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,193,651
		$1,193,651
Electric Utilities — 3.9%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,203,810
		$2,203,810
Escrowed / Prerefunded — 1.5%
$790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$855,388
		$855,388
General Obligations — 2.7%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,528,391
		$1,528,391
Hospital — 1.5%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$876,000
		$876,000
Housing — 5.8%
$500	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$444,525
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38(1)	1,848,100
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00% to 6/1/23, 6/1/35	963,200
		$3,255,825
Industrial Development Revenue — 6.9%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,501,785
695	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	573,778
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,806,368
		$3,881,931

Principal Amount (000's omitted)	Security	Value
Insured-Education — 6.8%
$2,000	Boyle County, (Centre College), (CIFG), 5.00%, 6/1/32	$1,829,300
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,037,600
		$3,866,900
Insured-Electric Utilities — 8.7%
$1,000	Kentucky Municipal Power Agency, (MBIA), 5.25%, 9/1/27	$961,070
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	1,871,420
1,000	Louisville and Jefferson County, Metropolitan Government Environmental Facilities, (Louisville Gas and Electric Co.), (AMBAC), Variable Rate, 8.50%, 6/1/33	1,000,000
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,066,280
		$4,898,770
Insured-Escrowed / Prerefunded — 10.7%
$2,700	Kenton County, Airport, (MBIA), (AMT), Prerefunded to 3/1/08, 6.30%, 3/1/15	$2,727,459
1,195	Kenton County, Airport, (MBIA), (AMT), Prerefunded to 3/1/08, 6.45%, 3/1/15	1,219,151
1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	1,059,150
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Prerefunded to 7/1/08, 5.00%, 7/1/28	1,018,510
		$6,024,270
Insured-General Obligations — 3.5%
$350	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(2)(3)	$391,030
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	617,022
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,001,980
		$2,010,032
Insured-Hospital — 5.1%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$851,785
6,775	Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,033,110
		$2,884,895

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Industrial Development Revenue — 0.8%
$500	Boone County, (Dayton Power & Light Co., (The)), (FGIC), 4.70%, 1/1/28	$437,670
		$437,670
Insured-Lease Revenue / Certificates of Participation — 16.3%
$1,000	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$863,890
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,340,037
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	935,410
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	999,178
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	984,630
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	955,290
1,000	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,015,530
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	995,250
900	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	914,454
255	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	217,535
		$9,221,204
Insured-Transportation — 6.8%
$1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	$946,030
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18(4)	2,905,500
		$3,851,530
Insured-Water and Sewer — 12.0%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,443,405
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	963,870
1,500	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	1,262,415
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	960,031
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38(5)	2,142,180
		$6,771,901

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 7.9%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$850,870
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,618,000
		$4,468,870
Other Revenue — 0.7%
$4,200	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$197,106
7,595	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	223,673
		$420,779
Total Tax-Exempt Investments (identified cost $59,586,786)		$58,651,817
Auction-Rate Securities — 1.8%
Principal Amount (000's omitted)	Security	Value
$1,000	Kentucky Economic Development Finance Authority, (St. Elizabeth Medical Center), Variable Rate, 8.50%, 5/1/33(6)	$1,000,000
Total Auction-Rate Securities (identified cost $1,000,000)		$1,000,000
Total Investments — 105.5% (identified cost $60,586,786)		$59,651,817
Other Assets, Less Liabilities — (5.5)%		$(3,122,875)
Net Assets — 100.0%		$56,528,942

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 67.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 26.3% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $391,030 or 0.7% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(4)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security subject to redemption at each auction date. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.2%
Principal Amount (000's omitted)	Security	Value
Hospital — 10.8%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$891,170
1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	908,530
1,120	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,191,187
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	444,450
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	912,161
		$4,347,498
Housing — 6.3%
$15	Louisiana Health Facilities Authority, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	$15,328
1,725	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), 4.80%, 12/1/38	1,469,959
1,000	Louisiana Housing Finance Agency, (AMT), (GNMA/FNMA/FHLMC), 5.20%, 6/1/39	908,450
345	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	123,106
		$2,516,843
Industrial Development Revenue — 7.2%
$325	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$325,094
2,000	St. John Baptist Parish, (Marathon Oil Corp.), 5.125%, 6/1/37	1,750,940
1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	825,580
		$2,901,614
Insured-Education — 14.3%
$500	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$474,885
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,285,860
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	448,990
550	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	449,784

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	$1,000,340
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	901,940
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,174,248
		$5,736,047
Insured-Electric Utilities — 9.0%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$780,650
1,350	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	1,177,443
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,651,260
		$3,609,353
Insured-Escrowed / Prerefunded — 6.1%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/12, 5.25%, 12/1/22	$812,025
2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(2)	1,643,623
		$2,455,648
Insured-General Obligations — 10.1%
$750	Louisiana, (State Bond Commission), (CIFG), 5.00%, 7/15/25	$722,543
500	Louisiana, (State Bond Commission), (FGIC), 5.00%, 11/15/20	501,535
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,605,555
800	New Orleans, (AMBAC), 0.00%, 9/1/16	535,432
300	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(3)(4)	335,169
360	Puerto Rico, (MBIA), 5.50%, 7/1/20	370,213
		$4,070,447
Insured-Hospital — 1.9%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$750,728
		$750,728

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Industrial Development Revenue — 2.9%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,154,800
		$1,154,800
Insured-Lease Revenue / Certificates of Participation — 3.8%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$495,820
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	462,895
540	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	548,672
		$1,507,387
Insured-Other Revenue — 3.0%
$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$490,440
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	696,717
		$1,187,157
Insured-Special Tax Revenue — 5.3%
$1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	$942,320
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	87,367
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	30,943
560	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	58,274
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	43,623
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	944,760
		$2,107,287
Insured-Transportation — 4.9%
$1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	$1,370,100
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	608,759
		$1,978,859

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 2.9%
$1,350	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	$1,179,981
		$1,179,981
Other Revenue — 5.5%
$2,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$93,860
3,015	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	88,792
1,050	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	1,089,396
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	926,810
		$2,198,858
Senior Living / Life Care — 3.4%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$505,380
850	Louisiana Public Facilities Authority, (Glen Retirement System), 6.70%, 12/1/25	850,332
		$1,355,712
Special Tax Revenue — 2.3%
$1,010	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$910,869
		$910,869
Transportation — 2.5%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$1,001,390
		$1,001,390
Total Tax-Exempt Investments — 102.2% (identified cost $43,276,017)		$40,970,478
Other Assets, Less Liabilities — (2.2)%		$(869,869)
Net Assets — 100.0%		$40,100,609

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 62.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 26.5% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $335,169 or 0.8% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,182,975
		$1,182,975
Education — 10.6%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$3,863,200
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,013,952
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,382,070
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,280,670
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	315,544
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	903,070
		$9,758,506
Escrowed / Prerefunded — 12.6%
$1,225	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,468,567
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,271,989
3,250	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39(1)	3,418,902
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,170,900
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	535,450
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,392,170
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	875,936
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	463,556
		$11,597,470

Principal Amount (000's omitted)	Security	Value
General Obligations — 9.0%
$905	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	$770,426
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31	1,978,400
1,500	Montgomery County, 5.00%, 5/1/25	1,507,575
1,000	Montgomery County, 5.25%, 10/1/19	1,052,270
2,235	Prince George's County, Housing Authority, 5.00%, 7/15/23	2,249,840
1,100	Puerto Rico, 0.00%, 7/1/16	733,150
		$8,291,661
Hospital — 11.0%
$2,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$2,150,475
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	969,910
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	1,177,965
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,066,128
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	881,720
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,257,075
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	675,315
		$10,178,588
Housing — 4.3%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$901,640
2,000	Maryland Community Development Authority, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,654,780
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	398,720
1,000	Prince George's County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,002,030
		$3,957,170

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 1.2%
$1,000	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$925,140
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	214,970
		$1,140,110
Insured-Education — 1.4%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,324,332
		$1,324,332
Insured-Escrowed / Prerefunded — 10.5%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,152,925
4,650	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	4,935,960
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,619,925
		$9,708,810
Insured-General Obligations — 1.5%
$350	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(3)(4)	$391,031
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	982,670
		$1,373,701
Insured-Hospital — 11.3%
$380	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/38	$344,892
50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	44,872
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	2,243,650
4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	4,619,381
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,174,003
		$10,426,798

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 1.5%
$1,580	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,344,264
		$1,344,264
Insured-Lease Revenue / Certificates of Participation — 1.7%
$1,500	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	$1,524,090
		$1,524,090
Insured-Special Tax Revenue — 3.5%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,824,740
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	155,364
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	350,781
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	390,100
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	48,642
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	490,460
		$3,260,087
Insured-Transportation — 8.2%
$1,000	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$868,390
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	984,880
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,439,565
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,395,945
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	2,842,110
		$7,530,890
Insured-Water and Sewer — 6.0%
$500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	$476,340
2,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,915,700
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	997,800
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,182,900
		$5,572,740

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue — 2.6%
$4,300	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$201,799
10,110	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	297,740
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	875,319
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,019,740
		$2,394,598
Senior Living / Life Care — 1.4%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$328,511
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	304,944
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	609,660
		$1,243,115
Special Tax Revenue — 4.5%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$692,288
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	507,710
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	790,984
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,186,986
		$4,177,968
Total Tax-Exempt Investments — 104.1% (identified cost $101,250,284)		$95,987,873
Other Assets, Less Liabilities — (4.1)%		$(3,763,351)
Net Assets — 100.0%		$92,224,522

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 43.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 15.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $391,031 or 0.4% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%
Principal Amount (000's omitted)	Security	Value
Education — 3.2%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/35	$1,947,240
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41	1,301,535
		$3,248,775
Electric Utilities — 0.4%
$150	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25(1)(2)	$118,608
450	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37(1)(2)	321,327
		$439,935
Escrowed / Prerefunded — 3.1%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$544,865
1,500	Missouri State Health and Educational Facilities Authority, (Children's Mercy Hospital), Prerefunded to 5/15/08, 5.30%, 5/15/28	1,523,745
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,061,890
		$3,130,500
Hospital — 6.9%
$1,000	Cape Girardeaua County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$802,640
1,000	Johnson County, (Western Missouri Medical Center), 5.00%, 6/1/25	929,900
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	361,856
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,082,425
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	992,330
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	495,317
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	237,668
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,131,625
		$7,033,761

Principal Amount (000's omitted)	Security	Value
Housing — 1.9%
$905	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$913,199
95	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	96,227
5	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	5,085
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	481,139
500	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	444,440
		$1,940,090
Industrial Development Revenue — 4.2%
$105	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$104,903
1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,058,324
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,239,780
2,000	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), 4.875%, 3/1/32	1,675,640
300	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	247,674
		$4,326,321
Insured-Education — 3.3%
$1,000	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$954,050
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	954,630
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,418,790
		$3,327,470
Insured-Electric Utilities — 11.0%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,187,672
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,206,238
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	1,073,741
3,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	2,639,130
1,000	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	922,180

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$1,000	Missouri Joint Municipal Electric Utility Commission, Series A, (AMBAC), 5.00%, 1/1/42	$935,120
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	961,470
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	1,289,504
		$11,215,055
Insured-Escrowed / Prerefunded — 6.0%
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/28	$1,542,540
575	Missouri State Health and Educational Facilities Authority, (Saint Louis Children's Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	572,027
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,132,560
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32(4)	1,073,680
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	797,220
		$6,118,027
Insured-General Obligations — 11.1%
$2,800	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (MBIA), 5.00%, 3/1/27	$2,742,824
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	981,960
1,300	Marion County School District No. 060, (FSA), 5.00%, 3/1/25	1,294,098
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	988,720
900	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(1)(2)	1,005,507
1,900	Saint Charles County, Francis Howell School District, (FGIC), 0.00%, 3/1/16	1,297,453
1,000	Saint Charles County, Francis Howell School District, (FGIC), 5.25%, 3/1/21	1,033,170
1,000	Saint Louis, Board of Education, (MBIA), 5.00%, 4/1/25	986,400
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,011,060
		$11,341,192
Insured-Hospital — 6.5%
$9,500	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$4,896,870
540	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	259,853

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	$1,450,995
		$6,607,718
Insured-Industrial Development Revenue — 1.7%
$2,000	Kansas City, Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,723,860
		$1,723,860
Insured-Lease Revenue / Certificates of Participation — 11.5%
$1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$979,960
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	973,660
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	501,150
1,970	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	1,758,225
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	1,917,460
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	786,691
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	572,097
239	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36(3)	230,303
662	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36(3)	707,833
1,200	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,219,272
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,077,580
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	975,270
		$11,699,501
Insured-Other Revenue — 0.7%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$756,795
		$756,795
Insured-Special Tax Revenue — 7.3%
$1,000	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$965,650

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	$2,332,422
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	1,851,229
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	578,346
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	974,090
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	780,200
		$7,481,937
Insured-Transportation — 6.4%
$615	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$609,576
2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	2,022,652
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	982,670
1,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	934,540
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	991,818
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,005,160
		$6,546,416
Insured-Utilities — 2.0%
$2,370	Springfield, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	$2,088,563
		$2,088,563
Insured-Water and Sewer — 0.8%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri - American Water Co.), (AMBAC), 4.60%, 12/1/36	$835,430
		$835,430
Lease Revenue / Certificates of Participation — 0.5%
$500	St. Joseph, Industrial Development Authority, (Sewage Systems Improvements Project), 5.00%, 4/1/27	$476,905
		$476,905
Other Revenue — 2.3%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,303,500
		$2,303,500

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 4.5%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$928,640
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	876,890
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,828,880
1,000	St. Louis County, Industrial Development Authority, (Friendship Village West County), Series A, 5.50%, 9/1/28	892,260
		$4,526,670
Special Tax Revenue — 2.7%
$600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	$562,434
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,186,986
		$2,749,420
Transportation — 1.6%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$240,000
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	444,234
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	991,680
		$1,675,914
Water and Sewer — 1.3%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$523,260
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	789,010
		$1,312,270
Total Tax-Exempt Investments — 100.9% (identified cost $108,141,844)		$102,906,025
Other Assets, Less Liabilities — (0.9)%		$(882,075)
Net Assets — 100.0%		$102,023,950

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 67.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 22.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,445,442 or 1.4% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%
Principal Amount (000's omitted)	Security	Value
Education — 9.6%
$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,735,160
510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	491,936
1,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	953,120
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,811,461
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	986,297
		$8,977,974
Electric Utilities — 14.5%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,111,450
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,310,075
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,671,920
1,950	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,227,837
2,000	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	1,259,320
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,027,870
		$13,608,472
Escrowed / Prerefunded — 9.2%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,077,350
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,060,390
1,000	New Hanover County, Public Improvements, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,090,490
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	987,780
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17(1)	2,343,661
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	452,333
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,590,465
		$8,602,469

Principal Amount (000's omitted)	Security	Value
General Obligations — 1.1%
$1,000	Charlotte, 5.00%, 7/1/29	$993,450
		$993,450
Hospital — 10.4%
$4,800	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System), 5.00%, 1/15/45(2)	$5,107,872
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	1,877,380
1,500	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,370,355
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	938,760
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	469,630
		$9,763,997
Housing — 7.8%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,277,576
2,430	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,070,967
2,000	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,704,040
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	859,970
1,000	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	873,370
500	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	505,605
		$7,291,528
Insured-Education — 3.2%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,192,514
2,000	University of North Carolina at Charlotte, (AMBAC), 4.75%, 10/1/35	1,849,560
		$3,042,074
Insured-Electric Utilities — 2.8%
$1,250	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	$1,189,037
1,650	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(2)	1,439,097
		$2,628,134

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 7.0%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,855,109
1,375	East Carolina University, (Housing Dining Facility Systems Revenue), (AMBAC), Prerefunded to 5/1/11, 5.25%, 11/1/21	1,475,127
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(2)	3,236,160
		$6,566,396
Insured-General Obligations — 1.9%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20	$863,831
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	969,001
		$1,832,832
Insured-Hospital — 6.7%
$1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,056,746
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	1,878,080
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,063,095
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	1,126,970
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,177,717
		$6,302,608
Insured-Lease Revenue / Certificates of Participation — 1.4%
$1,260	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	$1,280,236
		$1,280,236
Insured-Other Revenue — 2.0%
$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,909,400
		$1,909,400

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 0.4%
$2,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$139,788
450	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	49,730
895	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	93,134
720	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	70,582
		$353,234
Insured-Transportation — 7.0%
$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,710,240
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	488,255
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,767,366
1,800	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,705,266
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	927,940
		$6,599,067
Insured-Water and Sewer — 6.3%
$1,000	Asheville, Water System Revenue, (MBIA), 5.00%, 8/1/32	$952,560
1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	1,611,180
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	501,785
1,500	Franklin County, Certificates of Participation, (MBIA), 5.00%, 9/1/27	1,436,910
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,455,870
		$5,958,305
Lease Revenue / Certificates of Participation — 4.6%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$951,020
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,413,750
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	1,926,460
		$4,291,230
Senior Living / Life Care — 0.2%
$250	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$222,030
		$222,030
Special Tax Revenue — 1.6%
$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,460,997
		$1,460,997

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 5.8%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,684,360
1,000	Charlotte, Water and Sewer, 4.625%, 7/1/36	902,850
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	1,987,285
1,000	Raleigh Enterprise System, 4.50%, 3/1/36	885,000
		$5,459,495
Total Tax-Exempt Investments (identified cost $99,687,448)		$97,143,928
Auction-Rate Securities — 3.2%
Principal Amount (000's omitted)	Description	Value
$1,000	North Carolina Medical Care Commission, (Baptist Hospital), (MBIA), Variable Rate, 7.00%, 6/1/34(3)	$1,000,000
1,000	North Carolina Medical Care Commission, (Baptist Hospital), (MBIA), Variable Rate, 7.67%, 6/1/34(3)	1,000,000
1,000	North Carolina Medical Care Commission, (Caremont Hospital), Variable Rate, 8.00%, 8/15/34(3)	1,000,000
Total Auction-Rate Securities (identified cost $3,000,000)		$3,000,000
Total Investments — 106.7% (identified cost $102,687,448)		$100,143,928
Other Assets, Less Liabilities — (6.7)%		$(6,289,062)
Net Assets — 100.0%		$93,854,866

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

MFMR - Multi Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 38.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 17.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security subject to redemption at each auction date. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.9%
$1,235	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$1,242,410
		$1,242,410
Education — 0.7%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$927,030
		$927,030
Electric Utilities — 2.6%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,000,060
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,012,920
505	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25(1)(2)	399,314
1,495	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37(1)(2)	1,067,520
		$3,479,814
Escrowed / Prerefunded — 6.4%
$2,000	Oregon Department of Transportation, (Highway User Tax), Prerefunded to 11/15/12, 5.125%, 11/15/26	$2,154,160
1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	1,321,437
3,710	Portland Housing Authority, Multifamily Revenue Housing (Berry Ridge), (AMT), Prerefunded to 5/1/08, 6.30%, 5/1/29	3,730,553
1,500	Umatilla County, Hospital Facilities Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,509,090
		$8,715,240
General Obligations — 11.0%
$5,000	Oregon, 4.50%, 8/1/37	$4,373,450
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	826,117
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,424,867
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	628,010
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,235,380
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,464,321
		$14,952,145

Principal Amount (000's omitted)	Security	Value
Hospital — 1.6%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,112,157
		$2,112,157
Housing — 15.3%
$870	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$874,437
1,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	862,220
2,000	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 4.75%, 7/1/36	1,706,960
2,170	Oregon Housing and Community Services Department, (Single Family Mortgage), (AMT), 5.00%, 1/1/25	2,038,086
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	745,357
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,145,400
820	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	821,181
440	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	440,246
495	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	495,297
1,655	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,512,521
2,080	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,821,456
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	432,985
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,436,983
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,893,687
1,500	Washington County, Housing Authority, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,530,255
		$20,757,071
Industrial Development Revenue — 4.1%
$590	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$492,449
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,380,160
165	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	164,503
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	715,684
915	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	804,386
		$5,557,182

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 2.7%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,282,798
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,386,690
		$3,669,488
Insured-Electric Utilities — 2.0%
$750	Emerald People's Utility District, (FSA), 5.25%, 11/1/22	$764,295
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,015,080
1,000	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	951,230
		$2,730,605
Insured-Escrowed / Prerefunded — 4.4%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26(3)	$1,850,012
3,896	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(4)	4,154,518
		$6,004,530
Insured-General Obligations — 19.8%
$1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	$1,266,240
5,000	Clackamas County, School District No. 115, (MBIA), 0.00%, 6/15/27	1,583,150
1,050	Clackamas County, School District No. 12, (North Clackamas), (FSA), 4.50%, 6/15/32	935,907
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	631,750
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	588,320
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/23	1,228,586
1,230	Jackson County, School District No. 549C, (FSA), 4.25%, 12/15/28	1,077,935
1,460	Jackson County, School District No. 549C, (FSA), 4.50%, 12/15/31	1,305,167
1,545	Jackson County, School District No. 549C, (FSA), 5.00%, 12/15/21	1,579,716
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	200,906
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	519,010
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,108,575
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	159,286
1,475	Lane County, School District No. 40, (Creswell), (FSA), 4.25%, 6/15/27	1,301,569
800	Lebanon, (AMBAC), 4.25%, 6/1/26	706,728
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,069,880

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/30(4)	$4,157,000
195	Marion and Clackamas Counties, School District No. 4J, (Silver Falls), (MBIA), 4.25%, 6/15/27	171,855
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,544,456
1,065	Polk Marion and Benton Counties Oresch District No. 13J, (FSA), 4.125%, 6/15/27	910,958
855	Portland, Oregon Revenue, (MBIA), 4.50%, 6/1/28	770,612
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	617,022
100	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/26	88,750
1,000	Tualatin Valley Fire and Rescue, (Rural Fire Protection District), (MBIA), 4.25%, 4/1/27	880,000
875	Washington Clackamas and Yamhill Counties, School District No. 88J, (MBIA), 4.25%, 6/15/28	760,174
3,425	Washington Clackamas and Yamhill Counties, School District No. 88J, Series A, (MBIA), 0.00%, 6/15/31	808,780
		$26,972,332
Insured-Hospital — 1.7%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$452,640
2,000	Salem, Hospital Facility Authority, (Salem Hospital Project), (AMBAC), 5.00%, 8/15/36	1,829,100
		$2,281,740
Insured-Lease Revenue / Certificates of Participation — 3.2%
$2,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/22	$1,975,300
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,526,565
900	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	914,454
		$4,416,319
Insured-Other Revenue — 1.0%
$1,520	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	$1,301,485
		$1,301,485
Insured-Special Tax Revenue — 3.9%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$158,189
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	72,963
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,261,304

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	$2,314,400
17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,002,575
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	100,012
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	186,788
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	140,673
		$5,236,904
Insured-Transportation — 6.7%
$1,400	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	$1,311,996
2,265	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,146,201
3,955	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	3,920,117
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	1,767,366
		$9,145,680
Insured-Water and Sewer — 3.0%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,544,587
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,002,670
900	Portland, Water System, (MBIA), 4.50%, 10/1/31	798,570
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	754,733
		$4,100,560
Other Revenue — 1.1%
$1,500	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(4)	$1,556,280
		$1,556,280
Senior Living / Life Care — 1.2%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,658,370
		$1,658,370
Special Tax Revenue — 7.6%
$5,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,459,700
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,156,345
5,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	4,721,185
		$10,337,230
Total Tax-Exempt Investments (identified cost $148,071,800)		$137,154,572

Auction-Rate Securities — 4.4%
Principal Amount (000's omitted)	Description	Value
$1,000	Medford Hospital Facilities Authority, (Asante Health System), (MBIA), Variable Rate, 11.00%, 8/15/29(5)	$1,000,000
5,000	Salem, Hospital Facility Authority, (Salem Hospital Project), (CIFG), Variable Rate, 11.50%, 8/15/21(5)	5,000,000
Total Auction-Rate Securities (identified cost $6,000,000)		$6,000,000
Total Investments — 105.3% (identified cost $154,071,800)		$143,154,572
Other Assets, Less Liabilities — (5.3)%		$(7,262,260)
Net Assets — 100.0%		$135,892,312

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

MFMR - Multi-Family Mortgage Revenue

SFMR - Single-Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 50.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 14.7% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,466,834 or 1.1% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security subject to redemption at each auction date. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investment — 105.3%
Principal Amount (000's omitted)	Security	Value
Education — 2.2%
$1,175	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$1,017,902
1,100	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,009,855
750	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	646,140
145	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	132,942
		$2,806,839
Electric Utilities — 1.0%
$440	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25(1)(2)	$347,917
1,310	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37(1)(2)	935,419
		$1,283,336
Escrowed / Prerefunded — 3.6%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$722,320
1,000	Lexington County, (Health Services District, Inc.), Prerefunded to 11/1/13, 5.50%, 11/1/32	1,098,690
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,127,430
50	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.625%, 11/15/30	54,798
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,522,527
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	187,740
		$4,713,505
General Obligations — 4.1%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,486,425
1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	1,084,306
2,360	South Carolina, 3.25%, 8/1/30	1,722,116
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	945,773
		$5,238,620

Principal Amount (000's omitted)	Security	Value
Hospital — 2.7%
$3,500	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,249,295
200	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	196,584
		$3,445,879
Housing — 0.2%
$270	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$270,259
		$270,259
Industrial Development Revenue — 3.4%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,329,636
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	344,908
1,500	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,362,000
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,374,352
		$4,410,896
Insured-Education — 4.0%
$1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$930,000
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,210,975
2,000	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,739,960
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,264,233
		$5,145,168
Insured-Electric Utilities — 10.2%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,196,825
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	724,975
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	873,056
1,350	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	1,285,213
7,500	South Carolina Public Service Authority, (AMBAC), 5.00%, 1/1/37	7,084,275
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,018,380
		$13,182,724

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 0.8%
$990	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(3)	$1,055,624
		$1,055,624
Insured-General Obligations — 5.0%
$2,065	Beaufort County, School District, (FSA), 5.00%, 3/1/28	$2,031,650
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	811,213
1,000	Lancaster County School District, (FSA), 4.75%, 3/1/18	1,012,140
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29(3)	2,032,668
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	617,022
		$6,504,693
Insured-Hospital — 0.7%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$966,510
		$966,510
Insured-Lease Revenue / Certificates of Participation — 14.4%
$250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	$224,367
500	Greenville County, School District, (Building Equity Sooner), (AGC), 5.00%, 12/1/28	469,245
3,975	Greenwood Fifty School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,444,457
1,390	Greenwood Fifty Schools Facilities, Inc., Installment Purchase Revenue, (AGC), 4.625%, 12/1/29	1,245,774
2,810	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,692,963
1,245	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,264,995
3,665	Scago Educational Facilities Corp., Cherokee School District No. 1, (FSA), 5.00%, 12/1/30	3,469,362
2,000	Scago Educational Facilities Corp., Pickens School District, (FSA), 5.00%, 12/1/31	1,863,100
2,500	Scago Educational Facilities Corp., Pickens School District, (FSA), Variable Rate, 6.71%, 12/1/28(1)(2)	1,628,950
2,635	Sumter Two School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,305,888
		$18,609,101
Insured-Other Revenue — 2.7%
$1,710	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/25	$1,612,752
2,000	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/37	1,855,940
		$3,468,692

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans — 3.7%
$4,980	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27(3)	$4,800,006
		$4,800,006
Insured-Special Tax Revenue — 1.3%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,007,040
4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	280,148
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	100,012
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	186,788
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	140,673
		$1,714,661
Insured-Transportation — 2.9%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$2,651,049
1,095	Richland Lexington, Airport, (AMT), (CIFG), 5.00%, 1/1/21	1,038,213
		$3,689,262
Insured-Utilities — 3.9%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,009,560
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32(4)	2,032,460
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,951,740
		$4,993,760
Insured-Water and Sewer — 18.7%
$3,150	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$2,782,868
1,530	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	1,365,862
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	942,080
1,000	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/27	1,071,790
2,800	Easley, SC Utility Revenue, (FSA), 5.00%, 12/1/34	3,034,864
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,476,945
1,875	Greenwood, Metropolitan District Subway System, Variable Rate, (FSA), 10.158%, 10/1/30(1)(2)	1,561,387
3,830	Lugoff-Elgin, Water Authority, (MBIA), 4.625%, 7/1/37	3,415,824
1,895	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,658,125
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	479,930
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	983,350
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	5,379,563
		$24,152,588

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 13.0%
$2,000	Charleston Educational Excellence Financing Corp., 5.00%, 12/1/31	$1,830,980
1,000	Dorchester County, School District No. 2, 5.00%, 12/1/30	917,250
3,000	Greenville County, School District, 5.00%, 12/1/24(3)	2,874,950
3,500	Laurens County, School District, 5.25%, 12/1/30	3,134,250
1,420	Lexington, One School Facility Corp., 5.00%, 12/1/23	1,351,442
2,000	Lexington, One School Facility Corp., 5.00%, 12/1/26	1,859,400
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,382,094
2,420	Newberry, (Newberry County School District), 5.00%, 12/1/30	2,056,371
1,520	Newberry, (Newberry County School District), 5.25%, 12/1/25	1,400,254
		$16,806,991
Other Revenue — 3.7%
$1,650	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(3)	$1,711,908
1,000	Tobacco Settlement Management Authority, 6.00%, 5/15/22	1,000,260
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,003,760
		$4,715,928
Pooled Loans — 0.8%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,000,190
		$1,000,190
Special Tax Revenue — 2.3%
$3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$2,917,485
		$2,917,485
Total Tax-Exempt Investments (identified cost $147,125,418)		$135,892,717

Auction-Rate Securities — 3.9%
Principal Amount (000's omitted)	Description	Value
$5,000	South Carolina Jobs Economic Development, (FSA), Variable Rate, 10.00%, 8/1/35(5)	$5,000,000
Total Auction-Rate Securities (identified cost $5,000,000)		$5,000,000
Total Investments — 109.2% (identified cost $152,125,418)		$140,892,717
Other Assets, Less Liabilities — (9.2)%		$(11,919,389)
Net Assets — 100.0%		$128,973,328

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 62.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 19.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $4,473,673 or 3.5% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security subject to redemption at each auction date. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%
Principal Amount (000's omitted)	Security	Value
Education — 2.7%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,462,290
		$1,462,290
Electric Utilities — 2.3%
$1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	$991,280
100	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25(1)(2)	79,072
300	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37(1)(2)	214,218
		$1,284,570
Escrowed / Prerefunded — 2.3%
$395	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	$427,694
470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	526,461
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	313,636
		$1,267,791
Hospital — 7.6%
$1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	$885,240
5,000	Knox County, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	675,000
3,200	Knox County, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	357,856
500	Knox County, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	483,145
1,000	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children's Research Hospital), 5.00%, 7/1/31	938,390
1,000	Sullivan County, Educational and Housing Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	861,770
		$4,201,401

Principal Amount (000's omitted)	Security	Value
Housing — 1.5%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	$429,985
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	373,300
		$803,285
Industrial Development Revenue — 1.9%
$445	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$447,261
500	McMinn County, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	471,110
150	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	123,837
		$1,042,208
Insured-Cogeneration — 1.7%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$952,810
		$952,810
Insured-Education — 4.2%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$973,370
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,368,584
		$2,341,954
Insured-Electric Utilities — 13.1%
$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,170,000
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	473,245
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,057,990
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	961,980
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,293,920
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	1,001,570
500	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/35	475,615
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	805,940
		$7,240,260

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 14.0%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$527,780
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	264,135
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,510,725
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	883,212
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	539,975
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	268,420
1,500	Shelby County, (Lebonheur Children's Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,579,485
2,000	West Wilson Utility District Waterworks, (MBIA), Prerefunded to 6/1/14, 5.00%, 6/1/34(4)	2,154,080
		$7,727,812
Insured-General Obligations — 8.3%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$812,877
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,335,800
500	Lincoln County, (FGIC), 5.25%, 4/1/21	516,150
700	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(1)(2)	782,061
250	Putnam County, (FGIC), 5.25%, 4/1/20	260,637
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	897,030
		$4,604,555
Insured-Hospital — 1.2%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$642,796
		$642,796
Insured-Lease Revenue / Certificates of Participation — 2.6%
$500	Blount County, Tennessee Public Building Authority, (XLCA), 4.50%, 6/1/37	$415,645
1,020	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,036,381
		$1,452,026
Insured-Pooled Loans — 1.7%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$963,850
		$963,850

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 2.5%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$585,150
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	463,868
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	355,250
		$1,404,268
Insured-Transportation — 6.4%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,507,620
515	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	529,863
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	549,847
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	947,370
		$3,534,700
Insured-Water and Sewer — 19.7%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,074,120
1,000	Hallsdale-Powell, Utility District, (FGIC), 5.00%, 4/1/31	953,860
1,000	Harpeth Valley Utilities District, Davidson & Williamson Counties, (FGIC), 5.00%, 9/1/35	934,890
500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	477,400
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	864,789
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	433,675
1,000	Knoxville, Waste Water System, (MBIA), 4.00%, 4/1/40	778,780
775	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	717,348
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	960,380
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,056,450
1,500	Rutherford County, Consolidated Utility District, (FSA), 5.00%, 2/1/31	1,442,550
705	West Wilson Utility District Waterworks, (MBIA), 4.00%, 6/1/32	566,503
750	West Wilson Utility District Waterworks, (MBIA), 4.25%, 6/1/36	617,962
		$10,878,707
Other Revenue — 3.3%
$2,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/24	$1,834,400
		$1,834,400

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 2.3%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,271,609
		$1,271,609
Total Tax-Exempt Investments — 99.3% (identified cost $57,237,820)		$54,911,292
Other Assets, Less Liabilities — 0.7%		$395,634
Net Assets — 100.0%		$55,306,926

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 76.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,075,351 or 1.9% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.9%
Principal Amount (000's omitted)	Security	Value
Education — 2.7%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$682,528
2,920	Virginia College Building Authority, 4.75%, 9/1/35	2,708,738
		$3,391,266
Electric Utilities — 1.1%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,370,880
		$1,370,880
Escrowed / Prerefunded — 0.1%
$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$82,184
		$82,184
General Obligations — 3.3%
$1,000	Austin Trust Various States, Variable Rate, 13.729%, 10/1/35(1)(2)	$676,530
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,403,094
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,025,960
		$4,105,584
Hospital — 16.5%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,071,890
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,572,705
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,082,420
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(3)	4,873,598
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	887,880
1,775	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,774,840
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	461,875
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	924,150
3,000	Stafford County Economic Development Authority, (Medicorp Health System), 5.25%, 6/15/37	2,778,450

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,500	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	$1,341,480
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,878,540
		$20,647,828
Housing — 4.8%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,168,150
1,850	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,871,146
		$6,039,296
Industrial Development Revenue — 4.2%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,251,725
2,260	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	2,160,876
2,230	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,841,043
		$5,253,644
Insured-Education — 5.4%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	$6,815,519
		$6,815,519
Insured-Electric Utilities — 2.6%
$2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	$2,256,632
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,055,550
		$3,312,182
Insured-Escrowed / Prerefunded — 6.6%
$3,495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	$3,709,931
750	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36(3)	809,040
1,000	Richmond, Public Utilities, (FSA), Prerefunded to 1/15/12, 5.00%, 1/15/27	1,060,360
2,500	Virginia Resource Authority Infrastructure Revenue, (MBIA), Prerefunded to 5/1/11, 5.50%, 5/1/26	2,700,775
		$8,280,106

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 3.1%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$628,662
1,040	Harrisonburg, (FSA), 4.25%, 2/1/33	892,434
1,000	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27(1)(2)	1,117,230
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,234,044
		$3,872,370
Insured-Hospital — 5.5%
$1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	$1,652,505
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,218,350
		$6,870,855
Insured-Housing — 2.8%
$3,600	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	$3,480,336
		$3,480,336
Insured-Lease Revenue / Certificates of Participation — 4.7%
$1,000	Orange County Economic Development Authority, (Virginia Projects), (AGC), 4.625%, 2/1/27	$915,460
900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	878,976
1,800	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	1,828,908
2,550	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	2,236,835
		$5,860,179
Insured-Pooled Loans — 1.4%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$226,270
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,531,645
		$1,757,915
Insured-Special Tax Revenue — 0.2%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$288,130
		$288,130

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 15.7%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,263,450
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (AMT), 5.00%, 10/1/33	902,560
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (AMT), 5.25%, 10/1/32	938,310
3,255	Metropolitan Washington, DC, Airport Authority System, (MBIA), (AMT), 5.50%, 10/1/27	3,112,040
1,000	Norfolk, Airport Authority, (FGIC), 5.125%, 7/1/31	940,950
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	2,984,885
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,572,272
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	3,994,887
		$19,709,354
Insured-Water and Sewer — 5.1%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,094,290
4,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32	3,545,760
750	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	701,760
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,042,180
		$6,383,990
Other Revenue — 9.1%
$7,000	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$328,510
14,980	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	441,161
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,216,475
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(3)	3,112,560
30,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,797,900
1,500	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,187,040
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/15, 5.625%, 6/1/37(3)	3,303,580
		$11,387,226
Senior Living / Life Care — 2.3%
$1,500	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,277,175
880	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	736,094

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$1,000	Virginia Beach, Development Authority, (Westminster- Canterbury), 5.375%, 11/1/32	$868,590
		$2,881,859
Special Tax Revenue — 4.2%
$100	Heritage Hunt, Community Development Authority, 6.85%, 3/1/19	$100,895
5,685	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	5,127,017
		$5,227,912
Water and Sewer — 7.5%
$4,250	Fairfax County, Water Authority, 5.00%, 4/1/21(4)	$4,397,815
2,795	Fairfax County, Water Authority, 5.25%, 4/1/27	2,876,698
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,206,250
		$9,480,763
Total Tax-Exempt Investments (identified cost $141,898,775)		$136,499,378
Auction-Rate Securities — 2.4%
Principal Amount (000's omitted)	Description	Value
$1,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), (AMBAC), Variable Rate, 6.23%, 4/15/35(5)	$1,000,000
1,000	Harrisonburg Industrial Development Authority (Rockingham Memorial Hospital), (AMBAC), Variable Rate, 9.00%, 8/15/46(5)	1,000,000
1,000	Lynchburg Industrial Development Authority, (Central Health), (MBIA), Variable Rate, 8.96%, 1/1/35(5)	1,000,000
Total Auction-Rate Securities (identified cost $3,000,000)		$3,000,000
Total Investments — 111.3% (identified cost $144,898,775)		$139,499,378
Other Assets, Less Liabilities — (11.3)%		$(14,109,816)
Net Assets — 100.0%		$125,389,562

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2008, 49.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 23.1% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,793,760 or 1.4% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security subject to redemption at each auction date. The stated interest rate represents the rate in effect at February 29, 2008.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 29, 2008

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Assets
Investments —
Identified cost	$58,597,931	$64,849,904	$87,263,003	$60,586,786
Unrealized depreciation	(1,541,505)	(4,192,520)	(4,827,040)	(934,969)
Investments, at value	$57,056,426	$60,657,384	$82,435,963	$59,651,817
Cash	$1,383,424	$32,461	$155,947	$4,263
Receivable for investments sold	—	—	9,861	300,000
Receivable for Fund shares sold	24,330	970,871	328,855	212
Interest receivable	680,682	858,701	920,113	649,042
Receivable for open interest rate swap contracts	1,764	1,230	5,045	1,887
Total assets	$59,146,626	$62,520,647	$83,855,784	$60,607,221
Liabilities
Payable for floating rate notes issued	$1,840,000	$2,165,000	$2,335,000	$—
Interest expense and fees payable	14,618	10,663	11,651	—
Payable for Fund shares redeemed	146,803	41,905	1,020,157	404,524
Payable for daily variation margin on open financial futures contracts	144,000	200,000	270,000	141,828
Demand note payable	—	100,000	—	1,400,000
Dividends payable	92,496	90,008	128,503	67,811
Payable for open interest rate swap contracts	—	87,526	93,352	—
Payable for when-issued securities	—	—	—	1,994,960
Payable to affiliate for investment adviser fee	14,921	16,132	25,171	14,688
Payable to affiliate for distribution and service fees	16,267	14,477	23,915	15,141
Accrued expenses	36,865	32,864	44,573	39,327
Total liabilities	$2,305,970	$2,758,575	$3,952,322	$4,078,279
Net Assets	$56,840,656	$59,762,072	$79,903,462	$56,528,942
Sources of Net Assets
Paid-in capital	$59,047,514	$65,525,006	$87,493,512	$60,924,051
Accumulated net realized loss (computed on the basis of identified cost)	(350,369)	(1,023,532)	(2,058,144)	(3,182,812)
Accumulated distributions in excess of net investment income	(40,496)	(84,455)	(108,782)	(36,832)
Net unrealized depreciation (computed on the basis of identified cost)	(1,815,993)	(4,654,947)	(5,423,124)	(1,175,465)
Net Assets	$56,840,656	$59,762,072	$79,903,462	$56,528,942
Class A Shares
Net Assets	$46,617,487	$52,795,304	$64,695,583	$47,635,150
Shares Outstanding	5,155,615	5,928,507	7,705,964	5,655,174
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.04	$8.91	$8.40	$8.42
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.49	$9.35	$8.82	$8.84
Class B Shares
Net Assets	$9,208,261	$4,652,822	$9,075,273	$6,682,705
Shares Outstanding	925,581	486,344	1,011,913	735,035
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.95	$9.57	$8.97	$9.09
Class C Shares
Net Assets	$1,014,908	$2,313,946	$6,132,606	$2,211,087
Shares Outstanding	101,933	241,919	683,404	243,153
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.96	$9.56	$8.97	$9.09

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 29, 2008

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments —
Identified cost	$43,276,017	$101,250,284	$108,141,844	$102,687,448
Unrealized depreciation	(2,305,539)	(5,262,411)	(5,235,819)	(2,543,520)
Investments, at value	$40,970,478	$95,987,873	$102,906,025	$100,143,928
Cash	$882,747	$—	$2,343,474	$875,127
Receivable for investments sold	10,000	993,611	15,000	1,280,428
Receivable for Fund shares sold	12,234	259,780	121,785	656,802
Interest receivable	526,326	1,169,915	1,323,771	1,070,572
Receivable for open interest rate swap contracts	2,542	19,549	5,988	2,460
Total assets	$42,404,327	$98,430,728	$106,716,043	$104,029,317
Liabilities
Payable for floating rate notes issued	$2,065,000	$4,975,000	$2,945,000	$7,650,000
Interest expense and fees payable	18,162	20,522	15,125	34,301
Payable for investments purchased	—	—	993,730	1,472,757
Payable for Fund shares redeemed	3,671	47,483	191,264	244,472
Payable for daily variation margin on open financial futures contracts	46,000	146,000	206,000	400,000
Demand note payable	—	700,000	—	—
Dividends payable	77,109	109,636	127,099	136,840
Payable for open interest rate swap contracts	52,854	103,376	111,097	126,783
Due to custodian	—	178	—	—
Payable to affiliate for investment adviser fee	8,493	28,568	32,375	29,404
Payable to affiliate for distribution and service fees	9,410	27,346	25,343	23,863
Accrued expenses	23,019	48,097	45,060	56,031
Total liabilities	$2,303,718	$6,206,206	$4,692,093	$10,174,451
Net Assets	$40,100,609	$92,224,522	$102,023,950	$93,854,866
Sources of Net Assets
Paid-in capital	$43,617,649	$102,587,000	$109,928,527	$98,295,552
Accumulated net realized loss (computed on the basis of identified cost)	(1,019,199)	(4,853,033)	(2,102,504)	(843,641)
Accumulated undistributed (distributions in excess of) net investment income	(48,292)	134,181	(73,730)	(114,439)
Net unrealized depreciation (computed on the basis of identified cost)	(2,449,549)	(5,643,626)	(5,728,343)	(3,482,606)
Net Assets	$40,100,609	$92,224,522	$102,023,950	$93,854,866
Class A Shares
Net Assets	$36,016,447	$73,214,021	$89,289,680	$80,654,318
Shares Outstanding	4,036,465	8,508,993	9,885,385	9,435,247
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.92	$8.60	$9.03	$8.55
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.36	$9.03	$9.48	$8.98
Class B Shares
Net Assets	$4,083,232	$10,537,038	$8,279,745	$6,668,058
Shares Outstanding	433,011	1,123,000	829,541	725,199
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.43	$9.38	$9.98	$9.19
Class C Shares
Net Assets	$930	$8,473,463	$4,454,525	$6,532,490
Shares Outstanding	99	902,996	446,751	710,589
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.43	$9.38	$9.97	$9.19

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 29, 2008

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Assets
Investments —
Identified cost	$154,071,800	$152,125,418	$57,237,820	$144,898,775
Unrealized depreciation	(10,917,228)	(11,232,701)	(2,326,528)	(5,399,397)
Investments, at value	$143,154,572	$140,892,717	$54,911,292	$139,499,378
Cash	$—	$23,137	$663,210	$—
Receivable for investments sold	—	—	980,417	100,000
Receivable for Fund shares sold	633,880	232,205	167,142	2,220,083
Interest receivable	1,499,232	1,912,825	743,376	1,647,617
Receivable for open interest rate swap contracts	4,102	4,921	3,773	8,162
Total assets	$145,291,786	$143,065,805	$57,469,210	$143,475,240
Liabilities
Payable for floating rate notes issued	$8,146,000	$10,425,000	$920,000	$13,840,000
Interest expense and fees payable	56,897	62,366	21,773	86,023
Payable for Fund shares redeemed	57,519	513,937	809,984	1,741,295
Payable for daily variation margin on open financial futures contracts	650,000	1,100,000	180,000	760,000
Demand note payable	—	1,500,000	—	1,100,000
Dividends payable	188,117	173,864	81,386	169,862
Payable for open interest rate swap contracts	154,176	177,208	75,066	158,394
Due to custodian	1,004	—	—	85,544
Payable to affiliate for investment adviser fee	46,796	44,741	14,654	42,678
Payable to affiliate for distribution and service fees	38,940	40,627	15,094	36,209
Accrued expenses	60,025	54,734	44,327	65,673
Total liabilities	$9,399,474	$14,092,477	$2,162,284	$18,085,678
Net Assets	$135,892,312	$128,973,328	$55,306,926	$125,389,562
Sources of Net Assets
Paid-in capital	$151,990,820	$146,143,558	$59,010,282	$136,709,953
Accumulated net realized loss (computed on the basis of identified cost)	(3,489,864)	(3,380,739)	(905,600)	(4,315,949)
Accumulated distributions in excess of net investment income	(217,353)	(143,906)	(61,417)	(25,514)
Net unrealized depreciation (computed on the basis of identified cost)	(12,391,291)	(13,645,585)	(2,736,339)	(6,978,928)
Net Assets	$135,892,312	$128,973,328	$55,306,926	$125,389,562
Class A Shares
Net Assets	$110,601,645	$100,235,816	$46,540,242	$101,908,819
Shares Outstanding	13,140,778	11,621,566	5,272,943	12,080,318
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.42	$8.62	$8.83	$8.44
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$8.84	$9.05	$9.27	$8.86
Class B Shares
Net Assets	$14,494,178	$12,085,766	$5,603,288	$15,569,581
Shares Outstanding	1,574,720	1,321,713	583,083	1,667,171
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.20	$9.14	$9.61	$9.34
Class C Shares
Net Assets	$10,796,489	$16,651,746	$3,163,396	$7,911,162
Shares Outstanding	1,172,680	1,820,658	329,482	846,965
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.21	$9.15	$9.60	$9.34

On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 29, 2008

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investment Income
Interest	$1,459,595	$1,710,677	$2,312,394	$1,542,104
Total investment income	$1,459,595	$1,710,677	$2,312,394	$1,542,104
Expenses
Investment adviser fee	$85,325	$102,492	$153,142	$91,878
Trustees' fees and expenses	3,441	3,431	3,429	3,482
Distribution and service fees
Class A	46,390	57,651	71,551	50,856
Class B	48,578	24,686	50,379	36,418
Class C	7,439	12,311	29,292	10,452
Legal and accounting services	17,917	16,072	20,581	18,327
Printing and postage	4,573	4,784	7,141	5,510
Custodian fee	23,408	17,897	29,287	23,420
Interest expense and fees	45,767	65,188	98,985	17,318
Transfer and dividend disbursing agent fees	11,795	11,602	16,257	12,689
Registration fees	454	—	1,821	1,028
Miscellaneous	8,437	8,113	7,716	5,740
Total expenses	$303,524	$324,227	$489,581	$277,118
Deduct — Reduction of custodian fee	5,690	7,618	15,594	3,655
Total expense reductions	$5,690	$7,618	$15,594	$3,655
Net expenses	$297,834	$316,609	$473,987	$273,463
Net investment income	$1,161,761	$1,394,068	$1,838,407	$1,268,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$76,142	$(89,071)	$320,397	$80,912
Financial futures contracts	(65,740)	(42,266)	80,397	(18,508)
Interest rate swap contracts	(151,870)	(268,343)	(736,256)	(162,466)
Net realized loss	$(141,468)	$(399,680)	$(335,462)	$(100,062)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(3,001,431)	$(4,479,697)	$(6,332,714)	$(3,406,723)
Financial futures contracts	(271,417)	(358,719)	(520,905)	(236,404)
Interest rate swap contracts	60,882	(95,761)	139,294	65,129
Net change in unrealized appreciation (depreciation)	$(3,211,966)	$(4,934,177)	$(6,714,325)	$(3,577,998)
Net realized and unrealized loss	$(3,353,434)	$(5,333,857)	$(7,049,787)	$(3,678,060)
Net decrease in net assets from operations	$(2,191,673)	$(3,939,789)	$(5,211,380)	$(2,409,419)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 29, 2008

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest	$1,179,640	$2,653,943	$2,691,742	$2,637,006
Total investment income	$1,179,640	$2,653,943	$2,691,742	$2,637,006
Expenses
Investment adviser fee	$55,477	$175,120	$197,110	$173,044
Trustees' fees and expenses	899	3,430	2,170	3,429
Distribution and service fees
Class A	39,983	77,170	93,582	82,966
Class B	21,237	57,827	44,057	37,040
Class C	3	37,650	22,078	28,760
Legal and accounting services	16,033	26,489	16,902	18,314
Printing and postage	2,524	7,166	7,806	8,508
Custodian fee	10,029	30,107	38,140	37,012
Interest expense and fees	48,019	173,424	64,505	202,167
Transfer and dividend disbursing agent fees	5,752	20,399	19,724	21,530
Registration fees	923	3,189	1,833	863
Miscellaneous	5,181	8,090	11,371	12,196
Total expenses	$206,060	$620,061	$519,278	$625,829
Deduct — Reduction of custodian fee	5,237	19,866	12,415	19,410
Total expense reductions	$5,237	$19,866	$12,415	$19,410
Net expenses	$200,823	$600,195	$506,863	$606,419
Net investment income	$978,817	$2,053,748	$2,184,879	$2,030,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(47,804)	$185,246	$(235,070)	$260,293
Financial futures contracts	(71,914)	(286,886)	(62,189)	(315,560)
Interest rate swap contracts	(374,861)	(351,676)	(891,022)	(464,156)
Net realized loss	$(494,579)	$(453,316)	$(1,188,281)	$(519,423)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(2,795,874)	$(6,069,860)	$(6,792,066)	$(5,331,206)
Financial futures contracts	(101,199)	(309,543)	(401,259)	(771,232)
Interest rate swap contracts	64,532	(110,307)	165,835	(129,964)
Net change in unrealized appreciation (depreciation)	$(2,832,541)	$(6,489,710)	$(7,027,490)	$(6,232,402)
Net realized and unrealized loss	$(3,327,120)	$(6,943,026)	$(8,215,771)	$(6,751,825)
Net decrease in net assets from operations	$(2,348,303)	$(4,889,278)	$(6,030,892)	$(4,721,238)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 29, 2008

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Investment Income
Interest	$3,763,873	$3,657,434	$1,529,056	$3,765,708
Total investment income	$3,763,873	$3,657,434	$1,529,056	$3,765,708
Expenses
Investment adviser fee	$272,922	$262,290	$89,512	$260,678
Trustees' fees and expenses	4,485	4,489	3,467	4,485
Distribution and service fees
Class A	114,797	106,759	50,507	110,697
Class B	77,911	67,246	29,288	84,176
Class C	44,914	75,002	14,706	32,328
Legal and accounting services	19,914	21,100	16,264	19,121
Printing and postage	7,857	8,390	5,237	9,530
Custodian fee	48,730	30,527	23,278	42,187
Interest expense and fees	182,646	223,501	43,396	314,277
Transfer and dividend disbursing agent fees	22,965	21,874	13,478	34,348
Registration fees	755	496	1,530	3,026
Miscellaneous	9,501	14,523	8,287	9,396
Total expenses	$807,397	$836,197	$298,950	$924,249
Deduct — Reduction of custodian fee	24,266	16,326	7,664	13,879
Total expense reductions	$24,266	$16,326	$7,664	$13,879
Net expenses	$783,131	$819,871	$291,286	$910,370
Net investment income	$2,980,742	$2,837,563	$1,237,770	$2,855,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(142,798)	$(419,659)	$(35,142)	$(95,354)
Financial futures contracts	(462,342)	(1,970,733)	28,782	(1,583,447)
Interest rate swap contracts	(665,433)	(662,753)	(545,288)	(1,184,719)
Net realized loss	$(1,270,573)	$(3,053,145)	$(551,648)	$(2,863,520)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(10,867,205)	$(10,931,512)	$(3,699,403)	$(8,366,850)
Financial futures contracts	(1,254,341)	(2,066,478)	(348,066)	(1,521,247)
Interest rate swap contracts	(125,046)	(29,982)	101,397	221,486
Net change in unrealized appreciation (depreciation)	$(12,246,592)	$(13,027,972)	$(3,946,072)	$(9,666,611)
Net realized and unrealized loss	$(13,517,165)	$(16,081,117)	$(4,497,720)	$(12,530,131)
Net decrease in net assets from operations	$(10,536,423)	$(13,243,554)	$(3,259,950)	$(9,674,793)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2008

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$1,161,761	$1,394,068	$1,838,407	$1,268,641
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(141,468)	(399,680)	(335,462)	(100,062)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(3,211,966)	(4,934,177)	(6,714,325)	(3,577,998)
Net decrease in net assets from operations	$(2,191,673)	$(3,939,789)	$(5,211,380)	$(2,409,419)
Distributions to shareholders —
From net investment income
Class A	$(924,687)	$(1,240,628)	$(1,525,025)	$(1,089,219)
Class B	(164,609)	(92,166)	(185,516)	(134,555)
Class C	(25,364)	(45,870)	(107,683)	(38,550)
From net realized gain
Class A	(213,483)	—	—	—
Class B	(42,294)	—	—	—
Class C	(9,634)	—	—	—
Total distributions to shareholders	$(1,380,071)	$(1,378,664)	$(1,818,224)	$(1,262,324)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,866,477	$5,125,457	$9,130,649	$2,044,816
Class B	235,952	171,159	168,198	44,718
Class C	1,132,680	447,817	2,628,463	437,314
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	620,370	710,633	855,829	707,913
Class B	123,853	48,811	104,046	84,661
Class C	22,286	13,786	69,331	33,447
Cost of shares redeemed
Class A	(3,728,468)	(5,909,011)	(9,049,102)	(3,173,061)
Class B	(413,734)	(311,902)	(1,567,575)	(649,232)
Class C	(1,368,568)	(703,955)	(2,356,483)	(109,612)
Net asset value of shares exchanged
Class A	879,516	250,865	215,691	423,398
Class B	(879,516)	(250,865)	(215,691)	(423,398)
Net increase (decrease) in net assets from Fund share transactions	$3,490,848	$(407,205)	$(16,644)	$(579,036)
Net decrease in net assets	$(80,896)	$(5,725,658)	$(7,046,248)	$(4,250,779)
Net Assets
At beginning of period	$56,921,552	$65,487,730	$86,949,710	$60,779,721
At end of period	$56,840,656	$59,762,072	$79,903,462	$56,528,942
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(40,496)	$(84,455)	$(108,782)	$(36,832)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2008

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$978,817	$2,053,748	$2,184,879	$2,030,587
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(494,579)	(453,316)	(1,188,281)	(519,423)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(2,832,541)	(6,489,710)	(7,027,490)	(6,232,402)
Net decrease in net assets from operations	$(2,348,303)	$(4,889,278)	$(6,030,892)	$(4,721,238)
Distributions to shareholders —
From net investment income
Class A	$(884,190)	$(1,710,419)	$(1,910,957)	$(1,781,180)
Class B	(81,515)	(222,887)	(153,869)	(137,855)
Class C	(9)	(144,534)	(77,272)	(106,523)
Total distributions to shareholders	$(965,714)	$(2,077,840)	$(2,142,098)	$(2,025,558)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,003,940	$13,812,838	$11,645,770	$12,223,622
Class B	159,333	163,365	410,162	207,565
Class C	1,000	2,829,664	579,208	3,659,918
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	435,783	1,174,711	1,239,635	1,033,812
Class B	28,204	137,284	83,866	67,670
Class C	9	96,105	55,043	73,451
Cost of shares redeemed
Class A	(5,815,038)	(12,151,426)	(7,058,210)	(7,164,840)
Class B	(208,975)	(1,102,231)	(621,873)	(1,371,736)
Class C	—	(666,488)	(312,859)	(1,600,044)
Net asset value of shares exchanged
Class A	46,599	869,903	567,960	456,488
Class B	(46,599)	(869,903)	(567,960)	(456,488)
Net increase (decrease) in net assets from Fund share transactions	$(1,395,744)	$4,293,822	$6,020,742	$7,129,418
Net increase (decrease) in net assets	$(4,709,761)	$(2,673,296)	$(2,152,248)	$382,622
Net Assets
At beginning of period	$44,810,370	$94,897,818	$104,176,198	$93,472,244
At end of period	$40,100,609	$92,224,522	$102,023,950	$93,854,866
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(48,292)	$134,181	$(73,730)	$(114,439)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2008

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$2,980,742	$2,837,563	$1,237,770	$2,855,338
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(1,270,573)	(3,053,145)	(551,648)	(2,863,520)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(12,246,592)	(13,027,972)	(3,946,072)	(9,666,611)
Net decrease in net assets from operations	$(10,536,423)	$(13,243,554)	$(3,259,950)	$(9,674,793)
Distributions to shareholders —
From net investment income
Class A	$(2,552,948)	$(2,290,402)	$(1,058,747)	$(2,405,870)
Class B	(302,263)	(249,518)	(106,008)	(316,499)
Class C	(174,032)	(277,279)	(53,248)	(121,487)
Total distributions to shareholders	$(3,029,243)	$(2,817,199)	$(1,218,003)	$(2,843,856)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,343,048	$20,020,666	$3,574,726	$18,524,251
Class B	548,028	521,297	86,670	1,144,002
Class C	4,292,571	7,208,878	908,706	3,863,268
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,640,441	1,460,088	623,253	1,499,602
Class B	176,047	144,843	69,271	205,593
Class C	117,186	174,772	27,654	99,188
Cost of shares redeemed
Class A	(9,419,693)	(12,969,688)	(3,471,022)	(16,133,563)
Class B	(827,998)	(1,400,628)	(170,026)	(2,714,842)
Class C	(910,554)	(2,282,705)	(205,487)	(502,147)
Net asset value of shares exchanged
Class A	1,044,911	229,056	150,992	588,677
Class B	(1,044,911)	(229,056)	(150,992)	(588,677)
Net increase in net assets from Fund share transactions	$13,959,076	$12,877,523	$1,443,745	$5,985,352
Net increase (decrease) in net assets	$393,410	$(3,183,230)	$(3,034,208)	$(6,533,297)
Net Assets
At beginning of period	$135,498,902	$132,156,558	$58,341,134	$131,922,859
At end of period	$135,892,312	$128,973,328	$55,306,926	$125,389,562
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(217,353)	$(143,906)	$(61,417)	$(25,514)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,225,203	$2,603,387	$3,083,216	$2,617,144
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	615,212	231,720	4,687	431,811
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(2,205,422)	(2,095,675)	(2,945,685)	(2,293,606)
Net increase in net assets from operations	$634,993	$739,432	$142,218	$755,349
Distributions to shareholders —
From net investment income
Class A	$(1,772,526)	$(2,327,548)	$(2,573,677)	$(2,210,293)
Class B	(404,410)	(243,294)	(448,314)	(318,995)
Class C	(48,201)	(66,947)	(111,142)	(40,962)
From net realized gain
Class A	(211,681)	—	—	—
Class B	(58,312)	—	—	—
Class C	(5,606)	—	—	—
Total distributions to shareholders	$(2,500,736)	$(2,637,789)	$(3,133,133)	$(2,570,250)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,446,215	$16,743,171	$25,703,429	$3,351,438
Class B	448,589	103,319	531,370	243,056
Class C	1,909,569	2,298,827	5,796,983	1,869,880
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,019,772	1,270,627	1,466,729	1,391,816
Class B	263,218	132,547	234,079	195,185
Class C	40,077	17,201	67,029	33,607
Cost of shares redeemed
Class A	(6,199,215)	(7,008,569)	(6,274,937)	(5,681,002)
Class B	(1,550,324)	(1,649,572)	(1,023,706)	(1,262,474)
Class C	(1,204,567)	(104,956)	(559,338)	(154,692)
Net asset value of shares exchanged
Class A	1,967,082	1,198,566	1,340,582	1,003,064
Class B	(1,967,082)	(1,198,566)	(1,340,582)	(1,003,064)
Net increase (decrease) in net assets from Fund share transactions	$1,173,334	$11,802,595	$25,941,638	$(13,186)
Net increase (decrease) in net assets	$(692,409)	$9,904,238	$22,950,723	$(1,828,087)
Net Assets
At beginning of year	$57,613,961	$55,583,492	$63,998,987	$62,607,808
At end of year	$56,921,552	$65,487,730	$86,949,710	$60,779,721
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(87,597)	$(99,859)	$(128,965)	$(43,149)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,608,093	$3,486,821	$3,596,847	$3,644,559
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	76,096	(3,921,566)	102,533	3,377
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,390,914)	295,871	(3,913,294)	(2,168,870)
Net increase (decrease) in net assets from operations	$293,275	$(138,874)	$(213,914)	$1,479,066
Distributions to shareholders —
From net investment income
Class A	$(1,455,776)	$(2,925,794)	$(3,132,310)	$(3,153,338)
Class B	(197,987)	(558,649)	(364,699)	(370,816)
Class C	—	(93,277)	(92,277)	(93,284)
Total distributions to shareholders	$(1,653,763)	$(3,577,720)	$(3,589,286)	$(3,617,438)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,757,123	$29,034,235	$35,480,110	$18,246,422
Class B	423,045	676,110	1,033,043	629,903
Class C	—	7,129,231	3,587,748	4,435,577
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	786,001	2,067,382	1,955,119	1,714,223
Class B	57,256	347,552	204,099	179,586
Class C	—	64,286	62,700	78,213
Cost of shares redeemed
Class A	(2,105,149)	(11,114,758)	(10,392,319)	(7,710,041)
Class B	(843,446)	(2,081,531)	(1,071,894)	(2,062,941)
Class C	—	(407,843)	(112,111)	(51,745)
Net asset value of shares exchanged
Class A	1,126,295	2,618,315	1,342,904	2,001,579
Class B	(1,126,295)	(2,618,315)	(1,342,904)	(2,001,579)
Net increase in net assets from Fund share transactions	$13,074,830	$25,714,664	$30,746,495	$15,459,197
Net increase in net assets	$11,714,342	$21,998,070	$26,943,295	$13,320,825
Net Assets
At beginning of year	$33,096,028	$72,899,748	$77,232,903	$80,151,419
At end of year	$44,810,370	$94,897,818	$104,176,198	$93,472,244
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(61,395)	$158,273	$(116,511)	$(119,468)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2007

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$4,844,098	$4,502,930	$2,287,006	$4,962,578
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(943,608)	49,294	161,281	(447,828)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(3,334,372)	(5,075,827)	(2,114,462)	(6,292,837)
Net increase (decrease) in net assets from operations	$566,118	$(523,603)	$333,825	$(1,778,087)
Distributions to shareholders —
From net investment income
Class A	$(4,069,309)	$(3,729,243)	$(1,986,003)	$(4,151,015)
Class B	(715,314)	(549,655)	(256,077)	(763,737)
Class C	(162,293)	(248,471)	(49,254)	(97,596)
Total distributions to shareholders	$(4,946,916)	$(4,527,369)	$(2,291,334)	$(5,012,348)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$46,492,755	$46,182,078	$8,094,153	$30,952,330
Class B	1,570,878	1,333,974	288,795	1,696,581
Class C	8,050,962	12,066,000	2,251,426	5,224,355
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,521,018	2,292,378	1,125,232	2,581,965
Class B	405,462	313,566	170,383	448,608
Class C	113,316	162,129	25,648	84,007
Cost of shares redeemed
Class A	(12,044,050)	(13,610,642)	(4,841,231)	(13,080,884)
Class B	(2,477,242)	(2,524,086)	(1,962,053)	(2,887,917)
Class C	(197,783)	(358,965)	(73,461)	(362,770)
Net asset value of shares exchanged
Class A	2,896,866	1,691,059	693,351	3,592,085
Class B	(2,896,866)	(1,691,059)	(693,351)	(3,592,085)
Net increase in net assets from Fund share transactions	$44,435,316	$45,856,432	$5,078,892	$24,656,275
Net increase in net assets	$40,054,518	$40,805,460	$3,121,383	$17,865,840
Net Assets
At beginning of year	$95,444,384	$91,351,098	$55,219,751	$114,057,019
At end of year	$135,498,902	$132,156,558	$58,341,134	$131,922,859
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(168,852)	$(164,270)	$(81,184)	$(36,996)

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Six Months Ended February 29, 2008

Virginia Fund
Cash Flows From Operating Activities
Net decrease in net assets from operations	$(9,674,793)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(21,215,568)
Investments sold	26,013,864
Increase in short-term investments	(3,000,000)
Net amortization of premium (discount)	(169,314)
Increase in interest receivable	(32,540)
Decrease in payable for investments purchased	(132,557)
Decrease in receivable for daily variation margin on open financial futures contracts	142,500
Increase in receivable for open interest rate swap contracts	(8,162)
Increase in payable for daily variation margin on open financial futures contracts	760,000
Decrease in payable for open interest rate swap contracts	(213,324)
Increase in payable to affiliate for investment adviser fee	1,073
Decrease in payable to affiliate for distribution and service fees	(23,133)
Decrease in accrued expenses	(11,127)
Decrease in interest expense and fees payable	(68,756)
Net change in unrealized (appreciation) depreciation on investments	8,366,850
Net realized (gain) loss on investments	95,354
Net cash provided by operating activities	$830,367
Cash Flows From Financing Activities
Proceeds from shares sold	$22,034,663
Shares redeemed	(18,057,409)
Cash distributions paid net of reinvestments	(1,041,928)
Increase in demand note payable	1,100,000
Increase in due to custodian	85,544
Proceeds from secured borrowings	2,280,000
Repayment of secured borrowings	(7,690,000)
Net cash used in financing activities	$(1,289,130)
Net decrease in cash	$(458,763)
Cash at beginning of period	$458,763
Cash at end of period	$—
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$1,804,383

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$9.600		$9.910		$9.890	$9.800		$9.720		$9.920
Income (loss) from operations
Net investment income	$0.200		$0.394		$0.401	$0.422		$0.454		$0.475
Net realized and unrealized gain (loss)	(0.522)		(0.261)		0.026	0.099		0.085		(0.206)
Total income (loss) from operations	$(0.322)		$0.133		$0.427	$0.521		$0.539		$0.269
Less distributions
From net investment income	$(0.193)		$(0.395)		$(0.407)	$(0.431)		$(0.459)		$(0.469)
From net realized gain	(0.045)		(0.048)		—	—		—		—
Total distributions	$(0.238)		$(0.443)		$(0.407)	$(0.431)		$(0.459)		$(0.469)
Net asset value — End of period	$9.040		$9.600		$9.910	$9.890		$9.800		$9.720
Total Return(2)	(3.48	)%(8)	1.30%		4.46%	5.43%		5.61%		2.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,617		$44,947		$43,163	$42,390		$40,225		$9,226
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(3)	0.75	%(4)	0.75%	0.76	%(5)	0.76	%(5)	0.76	%(5)
Interest and fee expense(6)	0.16	%(3)	0.16%		0.09%	0.05	%(5)	0.03	%(5)	0.02	%(5)
Total expenses before custodian fee reduction	0.89	%(3)	0.91	%(4)	0.84%	0.81	%(5)	0.79	%(5)	0.78	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(3)	0.74	%(4)	0.73%	0.75	%(5)	0.76	%(5)	0.74	%(5)
Net investment income	4.14	%(3)	3.99%		4.11%	4.29%		4.63%		4.78%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		23%		10%
Portfolio Turnover of the Fund	7%		29%		31%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$10.560		$10.900		$10.870	$10.770		$10.690		$10.910
Income (loss) from operations
Net investment income	$0.180		$0.353		$0.362	$0.384		$0.423		$0.439
Net realized and unrealized gain (loss)	(0.574)		(0.293)		0.034	0.108		0.080		(0.219)
Total income (loss) from operations	$(0.394)		$0.060		$0.396	$0.492		$0.503		$0.220
Less distributions
From net investment income	$(0.171)		$(0.352)		$(0.366)	$(0.392)		$(0.423)		$(0.440)
From net realized gain	(0.045)		(0.048)		—	—		—		—
Total distributions	$(0.216)		$(0.400)		$(0.366)	$(0.392)		$(0.423)		$(0.440)
Net asset value — End of period	$9.950		$10.560		$10.900	$10.870		$10.770		$10.690
Total Return(2)	(3.83	)%(9)	0.51%		3.75%	4.81	%(3)	4.77%		2.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,208		$10,690		$13,854	$17,556		$19,947		$55,263
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.50	%(5)	1.50%	1.51	%(6)	1.52	%(6)	1.51	%(6)
Interest and fee expense(7)	0.16	%(4)	0.16%		0.09%	0.05	%(6)	0.03	%(6)	0.02	%(6)
Total expenses before custodian fee reduction	1.64	%(4)	1.66	%(5)	1.59%	1.56	%(6)	1.55	%(6)	1.53	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.49	%(5)	1.48%	1.50	%(6)	1.52	%(6)	1.49	%(6)
Net investment income	3.39	%(4)	3.25%		3.37%	3.55%		3.88%		4.04%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		23%		10%
Portfolio Turnover of the Fund	7%		29%		31%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.560		$10.900		$10.830
Income (loss) from operations
Net investment income	$0.184		$0.351		$0.138
Net realized and unrealized gain (loss)	(0.568)		(0.291)		0.089
Total income (loss) from operations	$(0.384)		$0.060		$0.227
Less distributions
From net investment income	$(0.171)		$(0.352)		$(0.157)
From net realized gain	(0.045)		(0.048)		—
Total distributions	$(0.216)		$(0.400)		$(0.157)
Net asset value — End of period	$9.960		$10.560		$10.900
Total Return(3)	(3.73	)%(8)	0.51%		2.13	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,015		$1,285		$598
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.49	%(4)	1.50	%(5)	1.50	%(4)
Interest and fee expense(6)	0.16	%(4)	0.16%		0.09	%(4)
Total expenses before custodian fee reduction	1.65	%(4)	1.66	%(5)	1.59	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.49	%(5)	1.48	%(4)
Net investment income	3.45	%(4)	3.23%		2.85	%(4)
Portfolio Turnover	7%		29%		31	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 21, 2006, to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$9.710		$9.970		$9.870	$9.880		$9.730		$9.980
Income (loss) from operations
Net investment income	$0.211		$0.419		$0.438	$0.460		$0.483		$0.490
Net realized and unrealized gain (loss)	(0.802)		(0.254)		0.100	(0.002)		0.150		(0.251)
Total income (loss) from operations	$(0.591)		$0.165		$0.538	$0.458		$0.633		$0.239
Less distributions
From net investment income	$(0.209)		$(0.425)		$(0.438)	$(0.468)		$(0.483)		$(0.489)
Total distributions	$(0.209)		$(0.425)		$(0.438)	$(0.468)		$(0.483)		$(0.489)
Net asset value — End of period	$8.910		$9.710		$9.970	$9.870		$9.880		$9.730
Total Return(2)	(6.23	)%(8)	1.61%		5.61%	4.74%		6.58%		2.42%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$52,795		$57,319		$46,779	$36,014		$33,215		$9,480
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.70	%(3)	0.75	%(4)	0.74%	0.74	%(5)	0.72	%(5)	0.73	%(5)
Interest and fee expense(6)	0.20	%(3)	0.20%		0.21%	0.13	%(5)	0.07	%(5)	0.04	%(5)
Total expenses before custodian fee reduction	0.90	%(3)	0.95	%(4)	0.95%	0.87	%(5)	0.79	%(5)	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.68	%(3)	0.72	%(4)	0.71%	0.73	%(5)	0.72	%(5)	0.71	%(5)
Net investment income	4.35	%(3)	4.19%		4.46%	4.65%		4.86%		4.90%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		15%		25%
Portfolio Turnover of the Fund	2%		26%		18%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$10.430		$10.710		$10.610	$10.610		$10.460		$10.720
Income (loss) from operations
Net investment income	$0.187		$0.372		$0.393	$0.416		$0.443		$0.444
Net realized and unrealized gain (loss)	(0.862)		(0.275)		0.098	0.007		0.145		(0.259)
Total income (loss) from operations	$(0.675)		$0.097		$0.491	$0.423		$0.588		$0.185
Less distributions
From net investment income	$(0.185)		$(0.377)		$(0.391)	$(0.423)		$(0.438)		$(0.445)
Total distributions	$(0.185)		$(0.377)		$(0.391)	$(0.423)		$(0.438)		$(0.445)
Net asset value — End of period	$9.570		$10.430		$10.710	$10.610		$10.610		$10.460
Total Return(2)	(6.59	)%(9)	0.85%		4.75%	4.23	%(3)	5.68%		1.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,653		$5,413		$8,166	$8,924		$10,354		$33,975
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(4)	1.50	%(5)	1.50%	1.49	%(6)	1.47	%(6)	1.48	%(6)
Interest and fee expense(7)	0.20	%(4)	0.20%		0.21%	0.13	%(6)	0.07	%(6)	0.04	%(6)
Total expenses before custodian fee reduction	1.65	%(4)	1.70	%(5)	1.71%	1.62	%(6)	1.54	%(6)	1.52	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.43	%(4)	1.47	%(5)	1.46%	1.48	%(6)	1.47	%(6)	1.46	%(6)
Net investment income	3.60	%(4)	3.47%		3.72%	3.92%		4.13%		4.17%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		15%		25%
Portfolio Turnover of the Fund	2%		26%		18%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.420		$10.710		$10.550
Income (loss) from operations
Net investment income	$0.188		$0.364		$0.112
Net realized and unrealized gain (loss)	(0.864)		(0.277)		0.177
Total income (loss) from operations	$(0.676)		$0.087		$0.289
Less distributions
From net investment income	$(0.184)		$(0.377)		$(0.129)
Total distributions	$(0.184)		$(0.377)		$(0.129)
Net asset value — End of period	$9.560		$10.420		$10.710
Total Return(3)	(6.60	)%(8)	0.76%		2.76	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,314		$2,756		$638
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.45	%(4)	1.50	%(5)	1.49	%(4)
Interest and fee expense(6)	0.20	%(4)	0.20%		0.21	%(4)
Total expenses before custodian fee reduction	1.65	%(4)	1.70	%(5)	1.70	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.43	%(4)	1.47	%(5)	1.46	%(4)
Net investment income	3.61	%(4)	3.41%		3.07	%(4)
Portfolio Turnover	2%		26%		18	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 28, 2006, to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.130		$9.460		$9.510	$9.480		$9.260		$9.410
Income (loss) from operations
Net investment income	$0.197		$0.393		$0.420	$0.448		$0.473		$0.478
Net realized and unrealized gain (loss)	(0.732)		(0.321)		(0.044)	0.039		0.213		(0.162)
Total income (loss) from operations	$(0.535)		$0.072		$0.376	$0.487		$0.686		$0.316
Less distributions
From net investment income	$(0.195)		$(0.402)		$(0.426)	$(0.457)		$(0.466)		$(0.466)
Total distributions	$(0.195)		$(0.402)		$(0.426)	$(0.457)		$(0.466)		$(0.466)
Net asset value — End of period	$8.400		$9.130		$9.460	$9.510		$9.480		$9.260
Total Return(2)	(6.00	)%(8)	0.71%		4.10%	5.25%		7.52%		3.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$64,696		$69,269		$49,431	$42,511		$38,229		$4,234
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(3)	0.76	%(4)	0.75%	0.77	%(5)	0.78	%(5)	0.77	%(5)
Interest and fee expense(6)	0.22	%(3)	0.29%		0.45%	0.34	%(5)	0.24	%(5)	0.23	%(5)
Total expenses before custodian fee reduction	0.97	%(3)	1.05	%(4)	1.20%	1.11	%(5)	1.02	%(5)	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(3)	0.71	%(4)	0.73%	0.75	%(5)	0.78	%(5)	0.75	%(5)
Net investment income	4.31	%(3)	4.18%		4.49%	4.71%		5.02%		5.07%
Portfolio Turnover of the Portfolio(7)	—		—		—	2%		3%		16%
Portfolio Turnover of the Fund	20%		12%		20%	11%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.750		$10.100		$10.150	$10.130		$9.900		$10.050
Income (loss) from operations
Net investment income	$0.174		$0.347		$0.375	$0.404		$0.435		$0.437
Net realized and unrealized gain (loss)	(0.783)		(0.343)		(0.046)	0.028		0.218		(0.164)
Total income (loss) from operations	$(0.609)		$0.004		$0.329	$0.432		$0.653		$0.273
Less distributions
From net investment income	$(0.171)		$(0.354)		$(0.379)	$(0.412)		$(0.423)		$(0.423)
Total distributions	$(0.171)		$(0.354)		$(0.379)	$(0.412)		$(0.423)		$(0.423)
Net asset value — End of period	$8.970		$9.750		$10.100	$10.150		$10.130		$9.900
Total Return(2)	(6.36	)%(9)	(0.02)%		3.35%	4.52	%(3)	6.69%		2.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,075		$11,363		$13,382	$15,075		$15,860		$49,773
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.51	%(5)	1.50%	1.52	%(6)	1.53	%(6)	1.52	%(6)
Interest and fee expense(7)	0.22	%(4)	0.29%		0.45%	0.34	%(6)	0.24	%(6)	0.23	%(6)
Total expenses before custodian fee reduction	1.72	%(4)	1.80	%(5)	1.95%	1.86	%(6)	1.77	%(6)	1.75	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)	1.46	%(5)	1.48%	1.50	%(6)	1.53	%(6)	1.50	%(6)
Net investment income	3.57	%(4)	3.44%		3.75%	3.98%		4.27%		4.34%
Portfolio Turnover of the Portfolio(8)	—		—		—	2%		3%		16%
Portfolio Turnover of the Fund	20%		12%		20%	11%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$9.760		$10.100		$9.980
Income (loss) from operations
Net investment income	$0.171		$0.342		$0.116
Net realized and unrealized gain (loss)	(0.790)		(0.328)		0.133	(3)
Total income (loss) from operations	$(0.619)		$0.014		$0.249
Less distributions
From net investment income	$(0.171)		$(0.354)		$(0.129)
Total distributions	$(0.171)		$(0.354)		$(0.129)
Net asset value — End of period	$8.970		$9.760		$10.100
Total Return(4)	(6.46	)%(9)	0.08%		2.52	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,133		$6,318		$1,185
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.51	%(6)	1.50	%(5)
Interest and fee expense(7)	0.22	%(5)	0.29%		0.45	%(5)
Total expenses before custodian fee reduction	1.72	%(5)	1.80	%(6)	1.95	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.46	%(6)	1.48	%(5)
Net investment income	3.51	%(5)	3.41%		3.28	%(5)
Portfolio Turnover	20%		12%		20	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 25, 2006, to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$8.970		$9.240		$9.320	$9.320		$9.240		$9.420
Income (loss) from operations
Net investment income	$0.194		$0.399		$0.400	$0.424		$0.442		$0.446
Net realized and unrealized gain (loss)	(0.551)		(0.277)		(0.074)	0.005	(2)	0.077		(0.174)
Total income (loss) from operations	$(0.357)		$0.122		$0.326	$0.429		$0.519		$0.272
Less distributions
From net investment income	$(0.193)		$(0.392)		$(0.406)	$(0.429)		$(0.439)		$(0.452)
Total distributions	$(0.193)		$(0.392)		$(0.406)	$(0.429)		$(0.439)		$(0.452)
Net asset value — End of period	$8.420		$8.970		$9.240	$9.320		$9.320		$9.240
Total Return(3)	(4.09	)%(9)	1.31%		3.63%	4.71%		5.70%		2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$47,635		$50,736		$52,188	$50,371		$47,288		$4,248
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.78	%(5)	0.79%	0.77	%(6)	0.78	%(6)	0.77	%(6)
Interest and fee expense(7)	0.06	%(4)	0.06%		0.06%	0.05	%(6)	0.02	%(6)	0.01	%(6)
Total expenses before custodian fee reduction	0.79	%(4)	0.84	%(5)	0.85%	0.82	%(6)	0.80	%(6)	0.78	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(4)	0.76	%(5)	0.76%	0.75	%(6)	0.77	%(6)	0.75	%(6)
Net investment income	4.30	%(4)	4.35%		4.37%	4.56%		4.77%		4.73%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		3%		10%
Portfolio Turnover of the Fund	8%		14%		11%	22%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.680		$9.970		$10.050	$10.060		$9.970		$10.160
Income (loss) from operations
Net investment income	$0.173		$0.356		$0.359	$0.384		$0.406		$0.408
Net realized and unrealized gain (loss)	(0.593)		(0.298)		(0.076)	(0.007)		0.081		(0.188)
Total income (loss) from operations	$(0.420)		$0.058		$0.283	$0.377		$0.487		$0.220
Less distributions
From net investment income	$(0.170)		$(0.348)		$(0.363)	$(0.387)		$(0.397)		$(0.410)
Total distributions	$(0.170)		$(0.348)		$(0.363)	$(0.387)		$(0.397)		$(0.410)
Net asset value — End of period	$9.090		$9.680		$9.970	$10.050		$10.060		$9.970
Total Return(2)	(4.43	)%(9)	0.56%		2.92%	3.99	%(3)	4.96%		2.15%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,683		$8,050		$10,122	$13,305		$16,433		$63,232
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.53	%(5)	1.54%	1.52	%(6)	1.53	%(6)	1.52	%(6)
Interest and fee expense(7)	0.06	%(4)	0.06%		0.06%	0.05	%(6)	0.02	%(6)	0.01	%(6)
Total expenses before custodian fee reduction	1.54	%(4)	1.59	%(5)	1.60%	1.57	%(6)	1.55	%(6)	1.53	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.51	%(5)	1.51%	1.50	%(6)	1.52	%(6)	1.50	%(6)
Net investment income	3.56	%(4)	3.60%		3.63%	3.82%		4.00%		4.01%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		3%		10%
Portfolio Turnover of the Fund	8%		14%		11%	22%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$9.680		$9.970		$9.940
Income (loss) from operations
Net investment income	$0.173		$0.354		$0.147
Net realized and unrealized gain (loss)	(0.593)		(0.296)		0.037	(3)
Total income (loss) from operations	$(0.420)		$0.058		$0.184
Less distributions
From net investment income	$(0.170)		$(0.348)		$(0.154)
Total distributions	$(0.170)		$(0.348)		$(0.154)
Net asset value — End of period	$9.090		$9.680		$9.970
Total Return(4)	(4.43	)%(9)	0.56%		1.89	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,211		$1,994		$297
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.53	%(6)	1.54	%(5)
Interest and fee expense(7)	0.06	%(5)	0.06%		0.06	%(5)
Total expenses before custodian fee reduction	1.54	%(5)	1.59	%(6)	1.60	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.51	%(6)	1.51	%(5)
Net investment income	3.55	%(5)	3.59%		3.37	%(5)
Portfolio Turnover	8%		14%		11	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 23, 2006, to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$9.660		$9.960		$9.960	$9.840		$9.610		$9.790
Income (loss) from operations
Net investment income	$0.217		$0.425		$0.449	$0.460		$0.485		$0.490
Net realized and unrealized gain (loss)	(0.743)		(0.285)		—	0.123		0.217		(0.208)
Total income (loss) from operations	$(0.526)		$0.140		$0.449	$0.583		$0.702		$0.282
Less distributions
From net investment income	$(0.214)		$(0.440)		$(0.449)	$(0.463)		$(0.472)		$(0.462)
Total distributions	$(0.214)		$(0.440)		$(0.449)	$(0.463)		$(0.472)		$(0.462)
Net asset value — End of period	$8.920		$9.660		$9.960	$9.960		$9.840		$9.610
Total Return(2)	(5.58	)%(8)	1.36%		4.66%	6.04%		7.44%		2.89%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$36,016		$40,323		$26,972	$22,317		$17,793		$6,027
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.63	%(3)	0.72	%(4)	0.71%	0.76	%(5)	0.76	%(5)	0.74	%(5)
Interest and fee expense(6)	0.22	%(3)	0.26%		0.26%	0.14	%(5)	0.08	%(5)	0.06	%(5)
Total expenses before custodian fee reduction	0.85	%(3)	0.98	%(4)	0.97%	0.90	%(5)	0.84	%(5)	0.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.61	%(3)	0.67	%(4)	0.68%	0.75	%(5)	0.75	%(5)	0.72	%(5)
Net investment income	4.48	%(3)	4.28%		4.57%	4.63%		4.98%		5.00%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		9%		21%
Portfolio Turnover of the Fund	12%		19%		30%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$10.210		$10.530		$10.520	$10.400		$10.150		$10.350
Income (loss) from operations
Net investment income	$0.190		$0.374		$0.399	$0.411		$0.438		$0.441
Net realized and unrealized gain (loss)	(0.784)		(0.309)		0.006	0.120		0.233		(0.227)
Total income (loss) from operations	$(0.594)		$0.065		$0.405	$0.531		$0.671		$0.214
Less distributions
From net investment income	$(0.186)		$(0.385)		$(0.395)	$(0.411)		$(0.421)		$(0.414)
Total distributions	$(0.186)		$(0.385)		$(0.395)	$(0.411)		$(0.421)		$(0.414)
Net asset value — End of period	$9.430		$10.210		$10.530	$10.520		$10.400		$10.150
Total Return(2)	(5.93	)%(9)	0.57%		3.97%	5.36	%(3)	6.72%		2.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,083		$4,487		$6,124	$8,285		$9,444		$22,312
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.38	%(4)	1.47	%(5)	1.47%	1.51	%(6)	1.51	%(6)	1.49	%(6)
Interest and fee expense(7)	0.22	%(4)	0.26%		0.26%	0.14	%(6)	0.08	%(6)	0.06	%(6)
Total expenses before custodian fee reduction	1.60	%(4)	1.73	%(5)	1.73%	1.65	%(6)	1.59	%(6)	1.55	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.36	%(4)	1.42	%(5)	1.44%	1.50	%(6)	1.50	%(6)	1.47	%(6)
Net investment income	3.73	%(4)	3.56%		3.84%	3.91%		4.23%		4.25%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		9%		21%
Portfolio Turnover of the Fund	12%		19%		30%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class C
	Period Ended February 29, 2008 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.250
Income (loss) from operations
Net investment income	$0.090
Net realized and unrealized loss	(0.820)
Total loss from operations	$(0.730)
Less distributions
From net investment income	$(0.090)
Total distributions	$(0.090)
Net asset value — End of period	$9.430
Total Return(3)	(6.98	)%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(4)
Interest and fee expense(5)	0.22	%(4)
Total expenses before custodian fee reduction	1.68	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)
Net investment income	3.66	%(4)
Portfolio Turnover	12	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 4, 2007, to February 29, 2008.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's fiscal period, September 1, 2007 to February 29, 2008.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.260		$9.620		$9.590	$9.490		$9.500		$9.700
Income (loss) from operations
Net investment income	$0.203		$0.411		$0.454	$0.442		$0.459		$0.454
Net realized and unrealized gain (loss)	(0.657)		(0.347)		0.005	0.094		0.022		(0.203)
Total income (loss) from operations	$(0.454)		$0.064		$0.459	$0.536		$0.481		$0.251
Less distributions
From net investment income	$(0.206)		$(0.424)		$(0.429)	$(0.436)		$(0.449)		$(0.449)
From net realized gain	—		—		—	—		(0.042)		(0.002)
Total distributions	$(0.206)		$(0.424)		$(0.429)	$(0.436)		$(0.491)		$(0.451)
Net asset value — End of period	$8.600		$9.260		$9.620	$9.590		$9.490		$9.500
Total Return(2)	(5.03	)%(8)	0.59%		4.94%	5.77%		5.14%		2.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$73,214		$75,025		$55,380	$45,791		$45,913		$8,085
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76	%(3)	0.78	%(4)	0.79%	0.80	%(5)	0.79	%(5)	0.78	%(5)
Interest and fee expense(6)	0.36	%(3)	0.41%		0.76%	0.28	%(5)	0.03	%(5)	0.09	%(5)
Total expenses before custodian fee reduction	1.12	%(3)	1.19	%(4)	1.55%	1.08	%(5)	0.82	%(5)	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(3)	0.73	%(4)	0.76%	0.79	%(5)	0.79	%(5)	0.76	%(5)
Net investment income	4.38	%(3)	4.29%		4.78%	4.64%		4.84%		4.67%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		12%		28%
Portfolio Turnover of the Fund	10%		6%		15%	10%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.090		$10.490		$10.460	$10.350		$10.360		$10.580
Income (loss) from operations
Net investment income	$0.184		$0.373		$0.419	$0.405		$0.426		$0.416
Net realized and unrealized gain (loss)	(0.708)		(0.388)		0.002	0.103		0.018		(0.222)
Total income (loss) from operations	$(0.524)		$(0.015)		$0.421	$0.508		$0.444		$0.194
Less distributions
From net investment income	$(0.186)		$(0.385)		$(0.391)	$(0.398)		$(0.412)		$(0.412)
From net realized gain	—		—		—	—		(0.042)		(0.002)
Total distributions	$(0.186)		$(0.385)		$(0.391)	$(0.398)		$(0.454)		$(0.414)
Net asset value — End of period	$9.380		$10.090		$10.490	$10.460		$10.350		$10.360
Total Return(2)	(5.30	)%(9)	(0.22)%		4.14%	5.17	%(3)	4.34%		1.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,537		$12,995		$17,178	$19,783		$25,455		$70,431
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(4)	1.53	%(5)	1.54%	1.55	%(6)	1.54	%(6)	1.53	%(6)
Interest and fee expense(7)	0.36	%(4)	0.41%		0.76%	0.28	%(6)	0.03	%(6)	0.09	%(6)
Total expenses before custodian fee reduction	1.87	%(4)	1.94	%(5)	2.30%	1.83	%(6)	1.57	%(6)	1.62	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.48	%(5)	1.51%	1.54	%(6)	1.54	%(6)	1.51	%(6)
Net investment income	3.64	%(4)	3.56%		4.05%	3.90%		4.05%		3.92%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		12%		28%
Portfolio Turnover of the Fund	10%		6%		15%	10%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.090		$10.470		$10.340
Income (loss) from operations
Net investment income	$0.183		$0.366		$0.115
Net realized and unrealized gain (loss)	(0.707)		(0.361)		0.146
Total income (loss) from operations	$(0.524)		$0.005		$0.261
Less distributions
From net investment income	$(0.186)		$(0.385)		$(0.131)
Total distributions	$(0.186)		$(0.385)		$(0.131)
Net asset value — End of period	$9.380		$10.090		$10.470
Total Return(3)	(5.30	)%(8)	(0.03)%		2.54	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,473		$6,878		$342
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.53	%(5)	1.54	%(4)
Interest and fee expense(6)	0.36	%(4)	0.41%		0.76	%(4)
Total expenses before custodian fee reduction	1.88	%(4)	1.94	%(5)	2.30	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.48	%(5)	1.51	%(4)
Net investment income	3.61	%(4)	3.53%		3.31	%(4)
Portfolio Turnover	10%		6%		15	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006, to August 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.750		$10.120		$10.180	$10.080		$9.890		$10.090
Income (loss) from operations
Net investment income	$0.204		$0.415		$0.441	$0.462		$0.497		$0.510
Net realized and unrealized gain (loss)	(0.724)		(0.368)		(0.058)	0.116		0.232		(0.192)
Total income (loss) from operations	$(0.520)		$0.047		$0.383	$0.578		$0.729		$0.318
Less distributions
From net investment income	$(0.200)		$(0.417)		$(0.443)	$(0.478)		$(0.539)		$(0.518)
Total distributions	$(0.200)		$(0.417)		$(0.443)	$(0.478)		$(0.539)		$(0.518)
Net asset value — End of period	$9.030		$9.750		$10.120	$10.180		$10.080		$9.890
Total Return(2)	(5.46	)%(8)	0.41%		3.91%	5.87%		7.53%		3.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$89,290		$90,059		$64,947	$55,806		$44,385		$7,311
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(3)	0.75	%(4)	0.75%	0.79	%(5)	0.81	%(5)	0.79	%(5)
Interest and fee expense(6)	0.12	%(3)	0.17%		0.27%	0.21	%(5)	0.13	%(5)	0.13	%(5)
Total expenses before custodian fee reduction	0.87	%(3)	0.92	%(4)	1.02%	1.00	%(5)	0.94	%(5)	0.92	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(3)	0.71	%(4)	0.71%	0.76	%(5)	0.80	%(5)	0.77	%(5)
Net investment income	4.16	%(3)	4.12%		4.41%	4.58%		4.99%		5.06%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		10%		20%
Portfolio Turnover of the Fund	7%		20%		27%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.770		$11.180		$11.250	$11.140		$10.930		$11.140
Income (loss) from operations
Net investment income	$0.185		$0.377		$0.407	$0.429		$0.474		$0.482
Net realized and unrealized gain (loss)	(0.795)		(0.409)		(0.071)	0.125		0.244		(0.201)
Total income (loss) from operations	$(0.610)		$(0.032)		$0.336	$0.554		$0.718		$0.281
Less distributions
From net investment income	$(0.180)		$(0.378)		$(0.406)	$(0.444)		$(0.508)		$(0.491)
Total distributions	$(0.180)		$(0.378)		$(0.406)	$(0.444)		$(0.508)		$(0.491)
Net asset value — End of period	$9.980		$10.770		$11.180	$11.250		$11.140		$10.930
Total Return(2)	(5.77	)%(9)	(0.35)%		3.10%	5.26	%(3)	6.71%		2.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,280		$9,626		$11,169	$13,142		$12,903		$49,870
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50	%(5)	1.50%	1.54	%(6)	1.56	%(6)	1.54	%(6)
Interest and fee expense(7)	0.12	%(4)	0.17%		0.27%	0.21	%(6)	0.13	%(6)	0.13	%(6)
Total expenses before custodian fee reduction	1.62	%(4)	1.67	%(5)	1.77%	1.75	%(6)	1.69	%(6)	1.67	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.46	%(5)	1.46%	1.51	%(6)	1.55	%(6)	1.52	%(6)
Net investment income	3.42	%(4)	3.38%		3.68%	3.85%		4.26%		4.32%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		10%		20%
Portfolio Turnover of the Fund	7%		20%		27%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.770		$11.170		$11.140
Income (loss) from operations
Net investment income	$0.182		$0.371		$0.189
Net realized and unrealized gain (loss)	(0.802)		(0.393)		0.052	(3)
Total income (loss) from operations	$(0.620)		$(0.022)		$0.241
Less distributions
From net investment income	$(0.180)		$(0.378)		$(0.211)
Total distributions	$(0.180)		$(0.378)		$(0.211)
Net asset value — End of period	$9.970		$10.770		$11.170
Total Return(4)	(5.86	)%(9)	(0.26)%		2.20	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,455		$4,491		$1,117
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.50	%(6)	1.50	%(5)
Interest and fee expense(7)	0.12	%(5)	0.17%		0.27	%(5)
Total expenses before custodian fee reduction	1.63	%(5)	1.67	%(6)	1.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.46	%(6)	1.46	%(5)
Net investment income	3.36	%(5)	3.35%		3.17	%(5)
Portfolio Turnover	7%		20%		27	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 16, 2006, to August 31, 2006.

(3)  The per share data is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.160		$9.370		$9.340	$9.390		$9.320		$9.600
Income (loss) from operations
Net investment income	$0.197		$0.404		$0.410	$0.419		$0.436		$0.447
Net realized and unrealized gain (loss)	(0.610)		(0.212)		0.025	(0.052)		0.071		(0.275)
Total income (loss) from operations	$(0.413)		$0.192		$0.435	$0.367		$0.507		$0.172
Less distributions
From net investment income	$(0.197)		$(0.402)		$(0.405)	$(0.417)		$(0.437)		$(0.452)
Total distributions	$(0.197)		$(0.402)		$(0.405)	$(0.417)		$(0.437)		$(0.452)
Net asset value — End of period	$8.550		$9.160		$9.370	$9.340		$9.390		$9.320
Total Return(2)	(4.62	)%(8)	2.04%		4.80%	4.00%		5.52%		1.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$80,654		$79,909		$67,480	$57,823		$61,704		$9,351
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.77	%(4)	0.77%	0.79	%(5)	0.79	%(5)	0.79	%(5)
Interest and fee expense(6)	0.42	%(3)	0.58%		0.38%	0.16	%(5)	0.19	%(5)	0.03	%(5)
Total expenses before custodian fee reduction	1.19	%(3)	1.35	%(4)	1.15%	0.95	%(5)	0.98	%(5)	0.82	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.73	%(3)	0.74	%(4)	0.75%	0.79	%(5)	0.79	%(5)	0.77	%(5)
Net investment income	4.30	%(3)	4.32%		4.43%	4.48%		4.65%		4.69%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		19%		21%
Portfolio Turnover of the Fund	9%		9%		18%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.850		$10.080		$10.040	$10.100		$10.030		$10.310
Income (loss) from operations
Net investment income	$0.176		$0.360		$0.368	$0.375		$0.402		$0.405
Net realized and unrealized gain (loss)	(0.662)		(0.233)		0.032	(0.061)		0.062		(0.277)
Total income (loss) from operations	$(0.486)		$0.127		$0.400	$0.314		$0.464		$0.128
Less distributions
From net investment income	$(0.174)		$(0.357)		$(0.360)	$(0.374)		$(0.394)		$(0.408)
Total distributions	$(0.174)		$(0.357)		$(0.360)	$(0.374)		$(0.394)		$(0.408)
Net asset value — End of period	$9.190		$9.850		$10.080	$10.040		$10.100		$10.030
Total Return(2)	(5.03	)%(9)	1.23%		4.09%	3.32	%(3)	4.69%		1.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,668		$8,683		$12,145	$15,344		$18,098		$79,932
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.52	%(5)	1.52%	1.54	%(6)	1.54	%(6)	1.54	%(6)
Interest and fee expense(7)	0.42	%(4)	0.58%		0.38%	0.16	%(6)	0.19	%(6)	0.03	%(6)
Total expenses before custodian fee reduction	1.94	%(4)	2.10	%(5)	1.90%	1.70	%(6)	1.73	%(6)	1.57	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.49	%(5)	1.50%	1.54	%(6)	1.54	%(6)	1.52	%(6)
Net investment income	3.57	%(4)	3.57%		3.69%	3.73%		3.93%		3.96%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		19%		21%
Portfolio Turnover of the Fund	9%		9%		18%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$9.850		$10.070		$9.910
Income (loss) from operations
Net investment income	$0.174		$0.357		$0.097
Net realized and unrealized gain (loss)	(0.660)		(0.220)		0.183	(3)
Total income (loss) from operations	$(0.486)		$0.137		$0.280
Less distributions
From net investment income	$(0.174)		$(0.357)		$(0.120)
Total distributions	$(0.174)		$(0.357)		$(0.120)
Net asset value — End of period	$9.190		$9.850		$10.070
Total Return(4)	(5.03	)%(9)	1.34%		2.85	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,532		$4,880		$527
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.51	%(5)	1.51	%(6)	1.52	%(5)
Interest and fee expense(7)	0.42	%(5)	0.58%		0.38	%(5)
Total expenses before custodian fee reduction	1.93	%(5)	2.09	%(6)	1.90	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.48	%(6)	1.50	%(5)
Net investment income	3.53	%(5)	3.56%		2.91	%(5)
Portfolio Turnover	9%		9%		18	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006, to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.260		$9.550		$9.460	$9.480		$9.420		$9.690
Income (loss) from operations
Net investment income	$0.202		$0.411		$0.443	$0.470		$0.497		$0.496
Net realized and unrealized gain (loss)	(0.836)		(0.278)		0.089	(0.015)		0.062		(0.278)
Total income (loss) from operations	$(0.634)		$0.133		$0.532	$0.455		$0.559		$0.218
Less distributions
From net investment income	$(0.206)		$(0.423)		$(0.442)	$(0.475)		$(0.499)		$(0.488)
Total distributions	$(0.206)		$(0.423)		$(0.442)	$(0.475)		$(0.499)		$(0.488)
Net asset value — End of period	$8.420		$9.260		$9.550	$9.460		$9.480		$9.420
Total Return(2)	(7.01	)%(8)	1.34%		5.78%	4.91%		5.98%		2.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$110,602		$110,060		$73,764	$66,240		$55,604		$9,778
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75	%(3)	0.78	%(4)	0.77%	0.80	%(5)	0.81	%(5)	0.80	%(5)
Interest and fee expense(6)	0.26	%(3)	0.47%		0.46%	0.26	%(5)	0.13	%(5)	0.10	%(5)
Total expenses before custodian fee reduction	1.01	%(3)	1.25	%(4)	1.23%	1.06	%(5)	0.94	%(5)	0.90	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(3)	0.75	%(4)	0.75%	0.79	%(5)	0.80	%(5)	0.78	%(5)
Net investment income	4.38	%(3)	4.31%		4.69%	4.96%		5.19%		5.19%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		6%		16%
Portfolio Turnover of the Fund	10%		42%		15%	27%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.120		$10.440		$10.340	$10.370		$10.300		$10.600
Income (loss) from operations
Net investment income	$0.184		$0.376		$0.408	$0.438		$0.470		$0.466
Net realized and unrealized gain (loss)	(0.918)		(0.312)		0.097	(0.026)		0.068		(0.309)
Total income (loss) from operations	$(0.734)		$0.064		$0.505	$0.412		$0.538		$0.157
Less distributions
From net investment income	$(0.186)		$(0.384)		$(0.405)	$(0.442)		$(0.468)		$(0.457)
Total distributions	$(0.186)		$(0.384)		$(0.405)	$(0.442)		$(0.468)		$(0.457)
Net asset value — End of period	$9.200		$10.120		$10.440	$10.340		$10.370		$10.300
Total Return(2)	(7.38	)%(9)	0.56%		5.00%	4.24	%(3)	5.26%		1.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,494		$17,077		$21,015	$22,363		$24,787		$72,634
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.53	%(5)	1.52%	1.55	%(6)	1.56	%(6)	1.55	%(6)
Interest and fee expense(7)	0.26	%(4)	0.47%		0.46%	0.26	%(6)	0.13	%(6)	0.10	%(6)
Total expenses before custodian fee reduction	1.76	%(4)	2.00	%(5)	1.98%	1.81	%(6)	1.69	%(6)	1.65	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.50	%(5)	1.50%	1.54	%(6)	1.55	%(6)	1.53	%(6)
Net investment income	3.63	%(4)	3.60%		3.96%	4.24%		4.45%		4.45%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		6%		16%
Portfolio Turnover of the Fund	10%		42%		15%	27%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.130		$10.440		$10.400
Income (loss) from operations
Net investment income	$0.182		$0.368		$0.172
Net realized and unrealized gain (loss)	(0.916)		(0.294)		0.061	(3)
Total income (loss) from operations	$(0.734)		$0.074		$0.233
Less distributions
From net investment income	$(0.186)		$(0.384)		$(0.193)
Total distributions	$(0.186)		$(0.384)		$(0.193)
Net asset value — End of period	$9.210		$10.130		$10.440
Total Return(4)	(7.37	)%(9)	0.66%		2.27	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,796		$8,362		$666
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.53	%(6)	1.52	%(5)
Interest and fee expense(7)	0.26	%(5)	0.47%		0.46	%(5)
Total expenses before custodian fee reduction	1.76	%(5)	2.00	%(6)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.50	%(6)	1.50	%(5)
Net investment income	3.62	%(5)	3.54%		3.32	%(5)
Portfolio Turnover	10%		42%		15	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 2, 2006, to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004		2003
Net asset value — Beginning of period	$9.700		$10.050		$10.060	$9.710		$9.450		$9.660
Income (loss) from operations
Net investment income	$0.209		$0.409		$0.423	$0.463		$0.508		$0.488
Net realized and unrealized gain (loss)	(1.081)		(0.346)		(0.002)	0.370		0.265		(0.213)
Total income (loss) from operations	$(0.872)		$0.063		$0.421	$0.833		$0.773		$0.275
Less distributions
From net investment income	$(0.208)		$(0.413)		$(0.431)	$(0.483)		$(0.513)		$(0.485)
Total distributions	$(0.208)		$(0.413)		$(0.431)	$(0.483)		$(0.513)		$(0.485)
Net asset value — End of period	$8.620		$9.700		$10.050	$10.060		$9.710		$9.450
Total Return(2)	(9.18	)%(8)	0.55%		4.35%	8.78%		8.32%		2.88%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$100,236		$103,975		$71,412	$50,953		$34,601		$10,727
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.76	%(5)	0.75%	0.75	%(6)	0.75	%(6)	0.73	%(6)
Interest and fee expense(3)	0.33	%(4)	0.45%		0.37%	0.37	%(6)	0.23	%(6)	0.03	%(6)
Total expenses before custodian fee reduction	1.06	%(4)	1.21	%(5)	1.12%	1.12	%(6)	0.98	%(6)	0.76	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(4)	0.73	%(5)	0.73%	0.72	%(6)	0.75	%(6)	0.71	%(6)
Net investment income	4.32%		4.06%		4.28%	4.69%		5.22%		5.06%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		40%		25%
Portfolio Turnover of the Fund	19%		33%		42%	29%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I.)

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004		2003
Net asset value — Beginning of period	$10.280		$10.660		$10.670	$10.300		$10.020		$10.250
Income (loss) from operations
Net investment income	$0.183		$0.356		$0.372	$0.417		$0.465		$0.441
Net realized and unrealized gain (loss)	(1.142)		(0.378)		(0.005)	0.387		0.283		(0.231)
Total income (loss) from operations	$(0.959)		$(0.022)		$0.367	$0.804		$0.748		$0.210
Less distributions
From net investment income	$(0.181)		$(0.358)		$(0.377)	$(0.434)		$(0.468)		$(0.440)
Total distributions	$(0.181)		$(0.358)		$(0.377)	$(0.434)		$(0.468)		$(0.440)
Net asset value — End of period	$9.140		$10.280		$10.660	$10.670		$10.300		$10.020
Total Return(2)	(9.49	)%(9)	(0.29)%		3.57%	8.16	%(3)	7.58%		2.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,086		$14,559		$17,667	$18,039		$18,529		$40,459
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.51	%(6)	1.50%	1.50	%(7)	1.50	%(7)	1.48	%(7)
Interest and fee expense(4)	0.33	%(5)	0.45%		0.37%	0.37	%(7)	0.23	%(7)	0.03	%(7)
Total expenses before custodian fee reduction	1.81	%(5)	1.96	%(6)	1.87%	1.87	%(7)	1.73	%(7)	1.51	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.48	%(6)	1.48%	1.47	%(7)	1.50	%(7)	1.46	%(7)
Net investment income	3.57%		3.33%		3.55%	3.98%		4.50%		4.33%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		40%		25%
Portfolio Turnover of the Fund	19%		33%		42%	29%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I.)

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.280		$10.660		$10.470
Income (loss) from operations
Net investment income	$0.182		$0.349		$0.218
Net realized and unrealized gain (loss)	(1.131)		(0.371)		0.199	(3)
Total income (loss) from operations	$(0.949)		$(0.022)		$0.417
Less distributions
From net investment income	$(0.181)		$(0.358)		$(0.227)
Total distributions	$(0.181)		$(0.358)		$(0.227)
Net asset value — End of period	$9.150		$10.280		$10.660
Total Return(4)	(9.39	)%(9)	(0.29)%		4.04	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,652		$13,623		$2,272
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(6)	1.51	%(7)	1.50	%(6)
Interest and fee expense(5)	0.33	%(6)	0.45%		0.37	%(6)
Total expenses before custodian fee reduction	1.81	%(6)	1.96	%(7)	1.87	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(6)	1.48	%(7)	1.48	%(6)
Net investment income	3.55%		3.29%		3.27%
Portfolio Turnover	19%		33%		42	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 12, 2006, to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Annualized.

(7)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.530		$9.850		$9.880	$9.990		$9.790		$9.910
Income (loss) from operations
Net investment income	$0.203		$0.407		$0.419	$0.431		$0.462		$0.469
Net realized and unrealized gain (loss)	(0.703)		(0.318)		(0.028)	(0.001)		0.133		(0.111)
Total income (loss) from operations	$(0.500)		$0.089		$0.391	$0.430		$0.595		$0.358
Less distributions
From net investment income	$(0.200)		$(0.409)		$(0.421)	$(0.450)		$(0.485)		$(0.478)
Total distributions	$(0.200)		$(0.409)		$(0.421)	$(0.450)		$(0.485)		$(0.478)
Net asset value — End of period	$8.830		$9.530		$9.850	$9.880		$9.900		$9.790
Total Return(2)	(5.37	)%(8)	0.85%		4.09%	4.44%		6.17%		3.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,540		$49,444		$46,023	$42,088		$39,285		$9,051
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.74	%(3)	0.75	%(4)	0.73%	0.76	%(5)	0.74	%(5)	0.74	%(5)
Interest and fee expense(6)	0.14	%(3)	0.21%		0.19%	0.16	%(5)	0.08	%(5)	0.05	%(5)
Total expenses before custodian fee reduction	0.88	%(3)	0.96	%(4)	0.92%	0.92	%(5)	0.82	%(5)	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.71	%(3)	0.72	%(4)	0.70%	0.75	%(5)	0.73	%(5)	0.71	%(5)
Net investment income	4.26	%(3)	4.15%		4.30%	4.36%		4.69%		4.72%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		20%		17%
Portfolio Turnover of the Fund	13%		20%		16%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.380		$10.730		$10.750	$10.780		$10.660		$10.800
Income (loss) from operations
Net investment income	$0.182		$0.365		$0.378	$0.390		$0.429		$0.433
Net realized and unrealized gain (loss)	(0.773)		(0.350)		(0.020)	(0.010)		0.137		(0.133)
Total income (loss) from operations	$(0.591)		$0.015		$0.358	$0.380		$0.566		$0.300
Less distributions
From net investment income	$(0.179)		$(0.365)		$(0.378)	$(0.410)		$(0.446)		$(0.440)
Total distributions	$(0.179)		$(0.365)		$(0.378)	$(0.410)		$(0.446)		$(0.440)
Net asset value — End of period	$9.610		$10.380		$10.730	$10.750		$10.780		$10.660
Total Return(2)	(5.80	)%(9)	0.09%		3.43%	3.75	%(3)	5.39%		2.79%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,603		$6,215		$8,638	$10,346		$11,924		$39,182
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(4)	1.50	%(5)	1.48%	1.51	%(6)	1.49	%(6)	1.49	%(6)
Interest and fee expense(7)	0.14	%(4)	0.21%		0.19%	0.16	%(6)	0.08	%(6)	0.05	%(6)
Total expenses before custodian fee reduction	1.64	%(4)	1.71	%(5)	1.67%	1.67	%(6)	1.57	%(6)	1.54	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(4)	1.47	%(5)	1.45%	1.50	%(6)	1.48	%(6)	1.46	%(6)
Net investment income	3.51	%(4)	3.41%		3.56%	3.63%		3.95%		3.99%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		20%		17%
Portfolio Turnover of the Fund	13%		20%		16%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.370		$10.720		$10.580
Income (loss) from operations
Net investment income	$0.182		$0.362		$0.110
Net realized and unrealized gain (loss)	(0.774)		(0.347)		0.156	(3)
Total income (loss) from operations	$(0.592)		$0.015		$0.266
Less distributions
From net investment income	$(0.178)		$(0.365)		$(0.126)
Total distributions	$(0.178)		$(0.365)		$(0.126)
Net asset value — End of period	$9.600		$10.370		$10.720
Total Return(4)	(5.81	)%(9)	0.09%		2.54	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,163		$2,683		$559
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.50	%(5)	1.49	%(6)	1.48	%(5)
Interest and fee expense(7)	0.14	%(5)	0.21%		0.19	%(5)
Total expenses before custodian fee reduction	1.64	%(5)	1.70	%(6)	1.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.46	%(6)	1.45	%(5)
Net investment income	3.50	%(5)	3.40%		3.10	%(5)
Portfolio Turnover	13%		20%		16	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from start of business, May 2, 2006, to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class A
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.280		$9.770		$9.790	$9.590		$9.390		$9.600
Income (loss) from operations
Net investment income	$0.202		$0.403		$0.418	$0.426		$0.451		$0.463
Net realized and unrealized gain (loss)	(0.840)		(0.485)		(0.025)	0.202		0.202		(0.217)
Total income (loss) from operations	$(0.638)		$(0.082)		$0.393	$0.628		$0.653		$0.246
Less distributions
From net investment income	$(0.202)		$(0.408)		$(0.413)	$(0.428)		$(0.453)		$(0.456)
Total distributions	$(0.202)		$(0.408)		$(0.413)	$(0.428)		$(0.453)		$(0.456)
Net asset value — End of period	$8.440		$9.280		$9.770	$9.790		$9.590		$9.390
Total Return(2)	(7.03	)%(8)	(0.95)%		4.16%	6.70%		7.06%		2.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$101,909		$107,632		$89,098	$78,848		$73,924		$9,477
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77	%(3)	0.78	%(4)	0.77%	0.80	%(5)	0.79	%(5)	0.81	%(5)
Interest and fee expense(6)	0.46	%(3)	0.57%		0.54%	0.23	%(5)	0.12	%(5)	0.08	%(5)
Total expenses before custodian fee reduction	1.23	%(3)	1.35	%(4)	1.31%	1.03	%(5)	0.91	%(5)	0.89	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.75	%(3)	0.76	%(4)	0.76%	0.79	%(5)	0.79	%(5)	0.80	%(5)
Net investment income	4.36	%(3)	4.14%		4.34%	4.41%		4.75%		4.83%
Portfolio Turnover of the Portfolio(7)	—		—		—	—		14%		20%
Portfolio Turnover of the Fund	14%		28%		30%	47%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class B
	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.270		$10.820		$10.830	$10.610		$10.400		$10.630
Income (loss) from operations
Net investment income	$0.185		$0.367		$0.384	$0.392		$0.426		$0.434
Net realized and unrealized gain (loss)	(0.932)		(0.547)		(0.018)	0.222		0.204		(0.240)
Total income (loss) from operations	$(0.747)		$(0.180)		$0.366	$0.614		$0.630		$0.194
Less distributions
From net investment income	$(0.183)		$(0.370)		$(0.376)	$(0.394)		$(0.420)		$(0.424)
Total distributions	$(0.183)		$(0.370)		$(0.376)	$(0.394)		$(0.420)		$(0.424)
Net asset value — End of period	$9.340		$10.270		$10.820	$10.830		$10.610		$10.400
Total Return(2)	(7.40	)%(9)	(1.77)%		3.49%	6.06	%(3)	6.15%		1.81%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,570		$19,055		$24,411	$29,456		$32,477		$103,739
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)	1.53	%(5)	1.52%	1.55	%(6)	1.54	%(6)	1.56	%(6)
Interest and fee expense(7)	0.46	%(4)	0.57%		0.54%	0.23	%(6)	0.12	%(6)	0.08	%(6)
Total expenses before custodian fee reduction	1.98	%(4)	2.10	%(5)	2.06%	1.78	%(6)	1.66	%(6)	1.64	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(4)	1.51	%(5)	1.51%	1.54	%(6)	1.54	%(6)	1.55	%(6)
Net investment income	3.61	%(4)	3.40%		3.61%	3.67%		4.00%		4.09%
Portfolio Turnover of the Portfolio(8)	—		—		—	—		14%		20%
Portfolio Turnover of the Fund	14%		28%		30%	47%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class C
	Six Months Ended February 29, 2008 (Unaudited)(1)		Year Ended August 31, 2007(1)		Period Ended August 31, 2006(1)(2)
Net asset value — Beginning of period	$10.280		$10.810		$10.660
Income (loss) from operations
Net investment income	$0.185		$0.365		$0.198
Net realized and unrealized gain (loss)	(0.942)		(0.525)		0.158	(3)
Total income (loss) from operations	$(0.757)		$(0.160)		$0.356
Less distributions
From net investment income	$(0.183)		$(0.370)		$(0.206)
Total distributions	$(0.183)		$(0.370)		$(0.206)
Net asset value — End of period	$9.340		$10.280		$10.810
Total Return(4)	(7.49	)%(9)	(1.58)%		3.38	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,911		$5,236		$548
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(5)	1.53	%(6)	1.52	%(5)
Interest and fee expense(7)	0.46	%(5)	0.57%		0.54	%(5)
Total expenses before custodian fee reduction	1.98	%(5)	2.10	%(6)	2.06	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.51	%(6)	1.51	%(5)
Net investment income	3.61	%(5)	3.40%		3.31	%(5)
Portfolio Turnover	14%		28%		30	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 8, 2006, to August 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Annualized.

(6)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(8)  For the Fund's fiscal year, September 1, 2005 to August 31, 2006.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-eight funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. As of February 29, 2008 the Funds offered three classes of shares. Effective March 3, 2008, the Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund began offering Class I shares, which are sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2007, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
Arkansas	$661,011	August 31, 2013
Georgia	129,324	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
	536,265	August 31, 2015

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund	Amount	Expiration Date
Kentucky	$2,260,947	August 31, 2012
	944,485	August 31, 2013
Louisiana	129,330	August 31, 2008
	159,254	August 31, 2009
	183,393	August 31, 2010
	142,162	August 31, 2012
	197,480	August 31, 2013
Maryland	818,358	August 31, 2013
	204,999	August 31, 2015
Missouri	69,474	August 31, 2010
	135,451	August 31, 2012
	831,764	August 31, 2013
North Carolina	106,713	August 31, 2013
	439,915	August 31, 2015
Oregon	1,258,470	August 31, 2013
South Carolina	290,746	August 31, 2013
Tennessee	398,146	August 31, 2013
Virginia	174,008	August 31, 2012
	1,185,970	August 31, 2013

Additionally, at August 31, 2007, the Maryland Fund and Oregon Fund had net capital losses of $3,263,672 and $1,110,958, respectively, attributable to security transactions incurred after October 31, 2006. These net capital losses are treated as arising on the first day of the Funds' taxable year ending August 31, 2008.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of February 29, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended August 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At February 29, 2008, the amounts of the Funds' Floating Rate Notes and related interest rates and collateral were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates (%)	Collateral for Floating Rate Notes Outstanding
Alabama	$1,840,000	3.19 – 3.56	$2,568,179
Arkansas	2,165,000	3.17 – 3.56	3,202,580
Georgia	2,335,000	3.17	3,365,809
Louisiana	2,065,000	3.17 – 5.50	2,875,598
Maryland	4,975,000	3.41 – 3.56	7,179,610
Missouri	2,945,000	3.17 – 4.62	4,250,292
North Carolina	7,650,000	3.17 – 5.50	11,550,495
Oregon	8,146,000	3.17 – 3.36	11,635,164
South Carolina	10,425,000	3.17 – 3.23	15,126,205
Tennessee	920,000	3.17 – 4.62	1,355,787
Virginia	13,840,000	3.16 – 4.62	21,050,226

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Funds to which the policies apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N  Interim Financial Statements — The interim financial statements relating to February 29, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the six months ended February 29, 2008, advisory fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Amount	Effective Annual Rate
Alabama	$85,325	0.29%
Arkansas	102,492	0.31%
Georgia	153,142	0.35%

Fund	Amount	Effective Annual Rate
Kentucky	$91,878	0.30%
Louisiana	55,477	0.25%
Maryland	175,120	0.36%
Missouri	197,110	0.37%
North Carolina	173,044	0.36%
Oregon	272,922	0.39%
South Carolina	262,290	0.38%
Tennessee	89,512	0.30%
Virginia	260,678	0.39%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and a subsidiary of EVM, receives a portion of the sales charge on sales of Class A shares of the Funds. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 29, 2008 were as follows:

Fund	EVM's Sub-transfer Agent Fees	EVD's Class A Sales Charges
Alabama	$676	$2,536
Arkansas	812	5,636
Georgia	939	5,561
Kentucky	796	1,951
Louisiana	293	2,117
Maryland	1,082	7,700
Missouri	1,345	6,094
North Carolina	1,289	5,693
Oregon	1,546	15,104
South Carolina	1,234	10,321
Tennessee	708	4,706
Virginia	1,722	4,118

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2008 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
Alabama	$46,390
Arkansas	57,651
Georgia	71,551
Kentucky	50,856
Louisiana	39,983
Maryland	77,170
Missouri	93,582
North Carolina	82,966
Oregon	114,797
South Carolina	106,759
Tennessee	50,507
Virginia	110,697

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 29, 2008, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
Alabama	$38,351	$5,873
Arkansas	19,489	9,719
Georgia	39,773	23,125
Kentucky	28,751	8,252
Louisiana	16,766	2
Maryland	45,679	29,750
Missouri	34,782	17,430
North Carolina	29,242	22,705
Oregon	61,509	35,458
South Carolina	53,089	59,212
Tennessee	23,122	11,610
Virginia	66,455	25,522

At February 29, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C
Alabama	$1,155,000	$168,000
Arkansas	1,068,000	196,000
Georgia	1,627,000	408,000
Kentucky	1,149,000	136,000
Louisiana	701,000	60
Maryland	3,422,000	582,000
Missouri	441,000	282,000
North Carolina	1,617,000	416,000
Oregon	1,557,000	723,000
South Carolina	1,221,000	1,220,000
Tennessee	670,000	185,000
Virginia	1,028,000	475,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class B and

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 29, 2008 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
Alabama	$10,227	$1,566
Arkansas	5,197	2,592
Georgia	10,606	6,167
Kentucky	7,667	2,200
Louisiana	4,471	1
Maryland	12,148	7,900
Missouri	9,275	4,648
North Carolina	7,798	6,055
Oregon	16,402	9,456
South Carolina	14,157	15,790
Tennessee	6,166	3,096
Virginia	17,721	6,806

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended February 29, 2008, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C
Alabama	$—	$900	$6,000
Arkansas	5,000	6,000	1,000
Georgia	—	11,000	100
Kentucky	—	9,000	—
Louisiana	900	3,000	—
Maryland	9,000	10,000	600
Missouri	—	3,000	900
North Carolina	—	15,000	2,000
Oregon	—	4,000	3,000
South Carolina	3,000	19,000	2,000
Tennessee	—	2,000	—
Virginia	9,000	6,000	—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 29, 2008, were as follows:

Fund	Purchases	Sales
Alabama	$4,530,137	$4,115,280
Arkansas	1,509,150	5,184,482
Georgia	18,232,140	19,850,211
Kentucky	5,146,974	8,976,353
Louisiana	5,251,710	8,624,670
Maryland	9,681,920	9,787,941
Missouri	9,898,327	7,242,186
North Carolina	8,961,347	14,067,905
Oregon	19,086,627	13,484,336
South Carolina	27,597,268	26,220,710
Tennessee	7,700,253	8,324,678
Virginia	21,215,568	26,013,864

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	704,079	653,226
Issued to shareholders electing to receive payments of distributions in Fund shares	64,491	103,256
Redemptions	(384,605)	(628,416)
Exchange from Class B shares	90,224	200,036
Net increase	474,189	328,102
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	22,170	41,240
Issued to shareholders electing to receive payments of distributions in Fund shares	11,703	24,152
Redemptions	(38,631)	(142,559)
Exchange to Class A shares	(82,025)	(181,791)
Net decrease	(86,783)	(258,958)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	105,627	175,192
Issued to shareholders electing to receive payments of distributions in Fund shares	2,098	3,689
Redemptions	(127,477)	(112,007)
Net increase (decrease)	(19,752)	66,874

Arkansas Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	533,998	1,671,467
Issued to shareholders electing to receive payments of distributions in Fund shares	74,073	127,119
Redemptions	(610,525)	(703,729)
Exchange from Class B shares	25,703	119,956
Net increase	23,249	1,214,813
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	16,199	9,547
Issued to shareholders electing to receive payments of distributions in Fund shares	4,732	12,320
Redemptions	(29,777)	(153,332)
Exchange to Class A shares	(23,911)	(111,630)
Net decrease	(32,757)	(243,095)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	43,240	213,411
Issued to shareholders electing to receive payments of distributions in Fund shares	1,338	1,609
Redemptions	(67,082)	(10,177)
Net increase (decrease)	(22,504)	204,843

Georgia Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	995,729	2,732,538
Issued to shareholders electing to receive payments of distributions in Fund shares	94,556	155,755
Redemptions	(997,098)	(670,074)
Exchange from Class B shares	23,642	142,897
Net increase	116,829	2,361,116

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Georgia Fund (continued)

Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	17,180	52,686
Issued to shareholders electing to receive payments of distributions in Fund shares	10,755	23,240
Redemptions	(159,388)	(101,749)
Exchange to Class A shares	(22,123)	(133,751)
Net decrease	(153,576)	(159,574)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	268,244	579,454
Issued to shareholders electing to receive payments of distributions in Fund shares	7,173	6,684
Redemptions	(239,543)	(55,920)
Net increase	35,874	530,218

Kentucky Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	226,006	365,207
Issued to shareholders electing to receive payments of distributions in Fund shares	79,098	151,535
Redemptions	(352,837)	(619,652)
Exchange from Class B shares	46,810	109,267
Net increase (decrease)	(923)	6,357
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	4,570	24,913
Issued to shareholders electing to receive payments of distributions in Fund shares	8,756	19,689
Redemptions	(66,511)	(127,315)
Exchange to Class A shares	(43,362)	(101,219)
Net decrease	(96,547)	(183,932)

Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	44,819	188,584
Issued to shareholders electing to receive payments of distributions in Fund shares	3,462	3,409
Redemptions	(11,111)	(15,835)
Net increase	37,170	176,158

Louisiana Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	411,113	1,487,178
Issued to shareholders electing to receive payments of distributions in Fund shares	45,429	79,036
Redemptions	(598,955)	(212,736)
Exchange from Class B shares	4,793	113,211
Net increase (decrease)	(137,620)	1,466,689
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	15,404	40,203
Issued to shareholders electing to receive payments of distributions in Fund shares	2,783	5,440
Redemptions	(20,168)	(80,778)
Exchange to Class A shares	(4,536)	(107,106)
Net decrease	(6,517)	(142,241)
Class C	Period Ended February 29, 2008 (Unaudited)(1)
Sales	98
Issued to shareholders electing to receive payments of distributions in Fund shares	1
Net increase	99

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Maryland Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	1,491,070	3,026,941
Issued to shareholders electing to receive payments of distributions in Fund shares	127,350	215,292
Redemptions	(1,307,842)	(1,168,252)
Exchange from Class B shares	93,073	272,184
Net increase	403,651	2,346,165
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	15,999	64,745
Issued to shareholders electing to receive payments of distributions in Fund shares	13,657	33,122
Redemptions	(108,949)	(198,943)
Exchange to Class A shares	(85,325)	(249,499)
Net decrease	(164,618)	(350,575)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	277,943	681,893
Issued to shareholders electing to receive payments of distributions in Fund shares	9,582	6,199
Redemptions	(65,944)	(39,286)
Net increase	221,581	648,806

Missouri Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	1,183,786	3,517,868
Issued to shareholders electing to receive payments of distributions in Fund shares	127,881	194,125
Redemptions	(719,154)	(1,030,428)
Exchange from Class B shares	57,614	133,431
Net increase	650,127	2,814,996

Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	37,602	92,578
Issued to shareholders electing to receive payments of distributions in Fund shares	7,822	18,299
Redemptions	(57,166)	(96,025)
Exchange to Class A shares	(52,123)	(120,651)
Net decrease	(63,865)	(105,799)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	53,133	321,817
Issued to shareholders electing to receive payments of distributions in Fund shares	5,146	5,654
Redemptions	(28,680)	(10,313)
Net increase	29,599	317,158

North Carolina Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	1,329,204	1,951,516
Issued to shareholders electing to receive payments of distributions in Fund shares	113,702	183,108
Redemptions	(778,884)	(827,166)
Exchange from Class B shares	49,501	213,406
Net increase	713,523	1,520,864
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	20,926	62,711
Issued to shareholders electing to receive payments of distributions in Fund shares	6,904	17,809
Redemptions	(137,811)	(205,928)
Exchange to Class A shares	(46,000)	(198,333)
Net decrease	(155,981)	(323,741)

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

North Carolina Fund (continued)

Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	370,127	440,492
Issued to shareholders electing to receive payments of distributions in Fund shares	7,502	7,794
Redemptions	(162,400)	(5,226)
Net increase	215,229	443,060

Oregon Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	1,976,632	4,856,458
Issued to shareholders electing to receive payments of distributions in Fund shares	179,443	264,173
Redemptions	(1,014,192)	(1,261,229)
Exchange from Class B shares	111,953	303,103
Net increase	1,253,836	4,162,505
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	54,004	150,002
Issued to shareholders electing to receive payments of distributions in Fund shares	17,595	38,773
Redemptions	(81,276)	(237,486)
Exchange to Class A shares	(102,339)	(277,108)
Net decrease	(112,016)	(325,819)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	425,050	769,942
Issued to shareholders electing to receive payments of distributions in Fund shares	11,752	10,887
Redemptions	(89,468)	(19,272)
Net increase	347,334	761,557

South Carolina Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	2,058,165	4,583,212
Issued to shareholders electing to receive payments of distributions in Fund shares	153,510	227,700
Redemptions	(1,336,797)	(1,359,186)
Exchange from Class B shares	23,652	168,366
Net increase	898,530	3,620,092
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	50,179	124,928
Issued to shareholders electing to receive payments of distributions in Fund shares	14,346	29,317
Redemptions	(136,855)	(236,701)
Exchange to Class A shares	(22,306)	(158,781)
Net decrease	(94,636)	(241,237)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	702,788	1,130,734
Issued to shareholders electing to receive payments of distributions in Fund shares	17,351	15,256
Redemptions	(224,352)	(34,320)
Net increase	495,787	1,111,670

Tennessee Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	372,193	828,170
Issued to shareholders electing to receive payments of distributions in Fund shares	65,903	114,566
Redemptions	(369,872)	(495,023)
Exchange from Class B shares	15,887	70,366
Net increase	84,111	518,079

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Tennessee Fund (continued)

Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	8,244	26,826
Issued to shareholders electing to receive payments of distributions in Fund shares	6,725	15,911
Redemptions	(16,254)	(184,203)
Exchange to Class A shares	(14,582)	(64,613)
Net decrease	(15,867)	(206,079)
Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	87,826	211,047
Issued to shareholders electing to receive payments of distributions in Fund shares	2,686	2,410
Redemptions	(19,715)	(6,931)
Net increase	70,797	206,526

Virginia Fund

Class A	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	2,011,768	3,194,126
Issued to shareholders electing to receive payments of distributions in Fund shares	163,434	265,326
Redemptions	(1,757,060)	(1,344,714)
Exchange from Class B shares	62,911	367,370
Net increase	481,053	2,482,108
Class B	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	111,044	157,819
Issued to shareholders electing to receive payments of distributions in Fund shares	20,238	41,599
Redemptions	(262,738)	(269,219)
Exchange to Class A shares	(56,824)	(331,831)
Net decrease	(188,280)	(401,632)

Class C	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
Sales	376,684	484,478
Issued to shareholders electing to receive payments of distributions in Fund shares	9,798	7,844
Redemptions	(49,057)	(33,492)
Net increase	337,425	458,830

(1)  Class C of the Louisiana Fund commenced operations on December 4, 2007.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 29, 2008, as determined on a federal income tax basis, were as follows:

Alabama Fund
Aggregate cost	$56,758,733
Gross unrealized appreciation	$1,526,614
Gross unrealized depreciation	(3,068,921)
Net unrealized depreciation	$(1,542,307)
Arkansas Fund
Aggregate cost	$62,666,953
Gross unrealized appreciation	$1,053,661
Gross unrealized depreciation	(5,228,230)
Net unrealized depreciation	$(4,174,569)
Georgia Fund
Aggregate cost	$84,900,225
Gross unrealized appreciation	$1,620,025
Gross unrealized depreciation	(6,419,287)
Net unrealized depreciation	$(4,799,262)
Kentucky Fund
Aggregate cost	$60,477,481
Gross unrealized appreciation	$1,757,348
Gross unrealized depreciation	(2,583,012)
Net unrealized depreciation	$(825,664)

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Louisiana Fund
Aggregate cost	$40,952,951
Gross unrealized appreciation	$840,547
Gross unrealized depreciation	(2,888,020)
Net unrealized depreciation	$(2,047,473)
Maryland Fund
Aggregate cost	$95,742,747
Gross unrealized appreciation	$1,957,128
Gross unrealized depreciation	(6,687,002)
Net unrealized depreciation	$(4,729,874)
Missouri Fund
Aggregate cost	$105,155,930
Gross unrealized appreciation	$2,295,023
Gross unrealized depreciation	(7,489,928)
Net unrealized depreciation	$(5,194,905)
North Carolina Fund
Aggregate cost	$94,816,283
Gross unrealized appreciation	$2,615,756
Gross unrealized depreciation	(4,938,111)
Net unrealized depreciation	$(2,322,355)
Oregon Fund
Aggregate cost	$145,896,243
Gross unrealized appreciation	$1,342,601
Gross unrealized depreciation	(12,230,272)
Net unrealized depreciation	$(10,887,671)
South Carolina Fund
Aggregate cost	$141,661,362
Gross unrealized appreciation	$1,215,980
Gross unrealized depreciation	(12,409,625)
Net unrealized depreciation	$(11,193,645)

Tennessee Fund
Aggregate cost	$56,270,613
Gross unrealized appreciation	$1,494,710
Gross unrealized depreciation	(3,774,031)
Net unrealized depreciation	$(2,279,321)
Virginia Fund
Aggregate cost	$130,991,432
Gross unrealized appreciation	$3,715,981
Gross unrealized depreciation	(9,048,035)
Net unrealized depreciation	$(5,332,054)

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.

At February 29, 2008, the Arkansas Fund, Kentucky Fund, Maryland Fund, South Carolina Fund and Virginia Fund had a balance outstanding pursuant to this line of credit of $100,000, $1,400,000, $700,000, $1,500,000 and $1,100,000, respectively. The Funds did not have any significant borrowings or allocated fees during the six months ended February 29, 2008.

10  Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund's assets to the extent of any overdraft.

At February 29, 2008, the Maryland Fund, Oregon Fund and Virginia Fund had payments due to SSBT pursuant to the foregoing arrangement of $178, $1,004 and $85,544, respectively.

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations held under these financial instruments at February 29, 2008 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Alabama	06/08	72 U.S. Treasury Bond	Short	$(8,264,748)	$(8,541,000)	$(276,252)
Arkansas	06/08	100 U.S. Treasury Bond	Short	$(11,486,369)	$(11,862,500)	$(376,131)
Georgia	06/08	135 U.S. Treasury Bond	Short	$(15,506,598)	$(16,014,375)	$(507,777)
Kentucky	06/08	55 U.S. Treasury Bond	Short	$(6,317,503)	$(6,524,375)	$(206,872)
	06/08	21 U.S. Treasury Note	Short	(2,427,395)	(2,462,906)	(35,511)
Louisiana	06/08	23 U.S. Treasury Bond	Short	$(2,634,677)	$(2,728,375)	$(93,698)
Maryland	06/08	73 U.S. Treasury Bond	Short	$(8,362,237)	$(8,659,625)	$(297,388)
Missouri	06/08	103 U.S. Treasury Bond	Short	$(11,830,960)	$(12,218,375)	$(387,415)
North Carolina	06/08	200 U.S. Treasury Bond	Short	$(22,910,237)	$(23,725,000)	$(814,763)
Oregon	06/08	325 U.S. Treasury Bond	Short	$(37,229,136)	$(38,553,125)	$(1,323,989)
South Carolina	06/08	550 U.S. Treasury Bond	Short	$(63,003,153)	$(65,243,750)	$(2,240,597)
Tennessee	06/08	90 U.S. Treasury Bond	Short	$(10,337,732)	$(10,676,250)	$(338,518)
Virginia	06/08	380 U.S. Treasury Bond	Short	$(43,648,201)	$(45,077,500)	$(1,429,299)

Interest Rate Swaps

Alabama Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
Merrill Lynch Capital Services, Inc.	$1,075,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$1,764
					$1,764

Arkansas Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,500,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(11,232)
Lehman Brothers, Inc.	$1,825,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(9,865)
Merrill Lynch Capital Services, Inc.	$750,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$1,230
Morgan Stanley Capital Services, Inc.	$875,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(66,429)
					$(86,296)

Georgia Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,225,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(17,433)
Merrill Lynch Capital Services, Inc.	$3,075,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$5,045
Morgan Stanley Capital Services, Inc.	$1,000,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(75,919)
					$(88,307)

Kentucky Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
Merrill Lynch Capital Services, Inc.	$1,150,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$1,887
					$1,887

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Louisiana Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,300,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(5,841)
Lehman Brothers, Inc.	$1,675,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(9,054)
Merrill Lynch Capital Services, Inc.	$1,550,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$2,542
Morgan Stanley Capital Services, Inc.	$500,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(37,959)
					$(50,312)

Maryland Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,675,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(19,866)
Morgan Stanley Capital Services, Inc.	$1,100,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(83,510)
Morgan Stanley Capital Services, Inc.	$3,000,000	3.9515%	SIFMA Municipal Swap Index	September 15, 2008/ September 15, 2038	$19,549
					$(83,827)

Missouri Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$4,050,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(21,893)
Merrill Lynch Capital Services, Inc.	$3,650,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$5,988
Morgan Stanley Capital Services, Inc.	$1,175,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(89,204)
					$(105,109)

North Carolina Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$4,000,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24,2038	$(17,972)
Lehman Brothers, Inc.	$2,925,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(15,811)
Merrill Lynch Capital Services, Inc.	$1,500,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$2,460
Morgan Stanley Capital Services, Inc.	$1,225,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(93,000)
					$(124,323)

Oregon Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$5,000,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(22,465)
Lehman Brothers, Inc.	$3,650,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(19,731)
Merrill Lynch Capital Services, Inc.	$2,500,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$4,102
Morgan Stanley Capital Services, Inc.	$1,475,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(111,980)
					$(150,074)

South Carolina Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$3,000,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(13,479)
Lehman Brothers, Inc.	$2,200,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(11,892)
Merrill Lynch Capital Services, Inc.	$3,000,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$4,921
Morgan Stanley Capital Services, Inc.	$2,000,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(151,837)
					$(172,287)

Eaton Vance Municipals Funds as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Tennessee Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$2,300,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(12,433)
Merrill Lynch Capital Services, Inc.	$2,300,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$3,773
Morgan Stanley Capital Services, Inc.	$825,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(62,633)
					$(71,293)

Virginia Fund

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$5,075,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(27,434)
Merrill Lynch Capital Services, Inc.	$4,975,000	4.903%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$8,162
Morgan Stanley Capital Services, Inc.	$1,725,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(130,960)
					$(150,232)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

12  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Alabama Municipals Fund

•  Eaton Vance Arkansas Municipals Fund

•  Eaton Vance Georgia Municipals Fund

•  Eaton Vance Kentucky Municipals Fund

•  Eaton Vance Louisiana Municipals Fund

•  Eaton Vance Maryland Municipals Fund

•  Eaton Vance Missouri Municipals Fund

•  Eaton Vance North Carolina Municipals Fund

•  Eaton Vance Oregon Municipals Fund

•  Eaton Vance South Carolina Municipals Fund

•  Eaton Vance Tennessee Municipals Fund

•  Eaton Vance Virginia Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Robert B. MacIntosh
President
William H. Ahern Jr.
Vice President
Craig R. Brandon
Vice President
Cynthia J. Clemson
Vice President
Thomas M. Metzold
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer
John E. Pelletier
Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-4/08  12MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 11, 2008

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 11, 2008